As filed with the Securities and Exchange Commission on May 1, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23761

NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant's telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman

China Equity ETF

Semi-Annual Shareholder Report

February 28, 2025

NBCE | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/NBCE-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
China Equity ETF	$40	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,193,609
Number of Portfolio Holdings	63
Portfolio Turnover Rate	69%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

China Merchants Bank Co. Ltd. Class A	5.4%
Contemporary Amperex Technology Co. Ltd. Class A	3.4%
China Yangtze Power Co. Ltd. Class A	3.0%
Kweichow Moutai Co. Ltd. Class A	2.8%
BYD Co. Ltd. Class A	2.7%
Sieyuan Electric Co. Ltd. Class A	2.6%
Luxshare Precision Industry Co. Ltd. Class A	2.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.2%
BeiGene Ltd. Class A	2.1%
Satellite Chemical Co. Ltd. Class A	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.4%
Financials	20.6%
Industrials	14.0%
Consumer Discretionary	10.7%
Consumer Staples	8.8%
Materials	8.3%
Health Care	5.5%
Utilities	3.0%
Energy	2.1%
Real Estate	2.0%
Communication Services	1.4%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBCE-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0328 04/25

Neuberger Berman

Commodity Strategy ETF

Semi-Annual Shareholder Report

February 28, 2025

NBCM | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/nbcm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commodity Strategy ETF	$33	0.64%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$200,050,311
Number of Portfolio Holdings	174
Portfolio Turnover Rate	68%

What did the Fund invest in?

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Primary Aluminum	16.8%
Gold 100 Oz	16.2%
Zinc	13.8%
Brent Crude	7.1%
WTI Crude	6.2%
Natural Gas	5.8%
Copper	5.3%
Corn	4.7%
Silver	4.7%
Live Cattle	4.1%

Top Commodity Holdings - Short

(as % of Total Notional Value)

Primary Aluminum	(12.7)%
Zinc	(11.7)%
Lead	(1.5)%
Nickel	(1.3)%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbcm-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0329 04/25

Neuberger Berman

Core Equity ETF

Semi-Annual Shareholder Report

February 28, 2025

NBCR | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/nbcr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Core Equity ETF	$15	0.29%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$273,324,959
Number of Portfolio Holdings	199
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Apple, Inc.	6.9%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.2%
Alphabet, Inc. Class C	1.9%
Broadcom, Inc.	1.7%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Aon PLC Class A	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.9%
Financials	16.2%
Consumer Discretionary	10.9%
Health Care	10.6%
Industrials	9.5%
Communication Services	8.7%
Consumer Staples	5.0%
Energy	3.4%
Materials	2.5%
Utilities	2.2%
Real Estate	1.2%
Exchange-Traded Funds	0.8%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbcr-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0594 04/25

Neuberger Berman

Disrupters ETF

Semi-Annual Shareholder Report

February 28, 2025

NBDS | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/NBDS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Disrupters ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$23,462,870
Number of Portfolio Holdings	29
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

NVIDIA Corp.	10.4%
Spotify Technology SA	7.5%
Intuitive Surgical, Inc.	6.0%
Tradeweb Markets, Inc. Class A	5.3%
Amazon.com, Inc.	5.0%
DraftKings, Inc. Class A	4.6%
Nova Ltd.	4.2%
ServiceNow, Inc.	4.0%
Constellation Energy Corp.	3.9%
Reddit, Inc. Class A	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	48.4%
Communication Services	12.5%
Consumer Discretionary	11.2%
Industrials	8.1%
Financials	8.0%
Health Care	6.0%
Utilities	3.9%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBDS-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0224 04/25

Neuberger Berman

Growth ETF

Semi-Annual Shareholder Report

February 28, 2025

NBGX | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of December 18, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/NBGX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Growth ETF	$8	0.43%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Key Fund Statistics

Net Assets	$10,284,638
Number of Portfolio Holdings	54
Portfolio Turnover Rate	13%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.2%
Amazon.com, Inc.	8.7%
Meta Platforms, Inc. Class A	6.3%
NVIDIA Corp.	6.3%
Apple, Inc.	5.5%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.2%
Netflix, Inc.	3.5%
Visa, Inc. Class A	2.8%
MasterCard, Inc. Class A	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.9%
Communication Services	16.2%
Consumer Discretionary	16.0%
Financials	9.4%
Health Care	6.7%
Industrials	5.0%
Consumer Staples	3.7%
Utilities	1.1%
Materials	0.6%
Energy	0.5%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBGX-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

AA0057 04/25

Neuberger Berman

Japan Equity ETF

Semi-Annual Shareholder Report

February 28, 2025

NBJP | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 11, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/nbjp-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Japan Equity ETF	$23	0.49%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Key Fund Statistics

Net Assets	$20,093,868
Number of Portfolio Holdings	57
Portfolio Turnover Rate	34%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Tokio Marine Holdings, Inc.	4.8%
Toyota Industries Corp.	3.7%
Mitsubishi Logistics Corp.	3.6%
Sanwa Holdings Corp.	3.3%
Resorttrust, Inc.	3.1%
SCSK Corp.	3.0%
Tokyu Fudosan Holdings Corp.	3.0%
Sony Group Corp.	3.0%
Resona Holdings, Inc.	2.9%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.0%
Consumer Discretionary	22.5%
Financials	14.3%
Information Technology	9.7%
Health Care	4.6%
Real Estate	4.4%
Materials	3.1%
Communication Services	3.0%
Consumer Staples	2.5%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbjp-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

AA0059 04/25

Neuberger Berman

Next Generation Connected Consumer ETF

Semi-Annual Shareholder Report

February 28, 2025

NBCC | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/NBCC-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Next Generation Connected Consumer ETF	$29	0.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$7,215,829
Number of Portfolio Holdings	36
Portfolio Turnover Rate	13%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Spotify Technology SA	5.3%
Philip Morris International, Inc.	5.1%
Home Depot, Inc.	4.9%
DraftKings, Inc. Class A	4.7%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.6%
T-Mobile U.S., Inc.	4.5%
EssilorLuxottica SA	4.3%
Carnival Corp.	4.2%
McDonald's Corp.	3.8%
Allstate Corp.	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Consumer Discretionary	44.1%
Communication Services	17.6%
Consumer Staples	15.0%
Financials	4.3%
Health Care	4.3%
Industrials	3.8%
Information Technology	3.2%
Short-Term Investments	7.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBCC-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0225 04/25

Neuberger Berman

Option Strategy ETF

Semi-Annual Shareholder Report

February 28, 2025

NBOS | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/NBOS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Option Strategy ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$469,578,581
Number of Portfolio Holdings	25
Portfolio Turnover Rate	54%

What did the Fund invest in?

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

SPDR S&P 500 ETF Trust $606, due 03/21/25	21.2%
SPDR S&P 500 ETF Trust $601, due 03/07/25	20.0%
SPDR S&P 500 ETF Trust $583, due 03/28/25	19.5%
SPDR S&P 500 ETF Trust $584, due 03/14/25	11.5%
SPDR S&P 500 ETF Trust $609, due 03/14/25	6.9%
SPDR S&P 500 ETF Trust $591, due 03/28/25	6.3%
SPDR S&P 500 ETF Trust $607, due 03/14/25	3.4%
SPDR S&P 500 ETF Trust $591, due 03/21/25	2.7%
SPDR S&P 500 ETF Trust $584, due 03/07/25	2.4%
SPDR S&P 500 ETF Trust $603, due 03/07/25	2.3%

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury Obligations	Value
1 to 3 years	52.9%
Less than 1 year	47.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBOS-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0324 04/25

Neuberger Berman

Small-Mid Cap ETF

Semi-Annual Shareholder Report

February 28, 2025

NBSM | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/nbsm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Small-Mid Cap ETF	$35	0.73%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$219,074,294
Number of Portfolio Holdings	55
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	3.1%
Chemed Corp.	2.8%
Ryan Specialty Holdings, Inc.	2.7%
Tyler Technologies, Inc.	2.6%
Watsco, Inc.	2.5%
ITT, Inc.	2.5%
AptarGroup, Inc.	2.4%
RBC Bearings, Inc.	2.4%
Fair Isaac Corp.	2.3%
Alliant Energy Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	33.7%
Information Technology	18.9%
Financials	11.8%
Health Care	7.7%
Consumer Discretionary	6.5%
Energy	4.9%
Materials	4.6%
Real Estate	3.4%
Consumer Staples	2.7%
Utilities	2.3%
Communication Services	1.9%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbsm-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0332 04/25

(b) Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund’s Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
ETF Trust
China Equity ETF
Commodity Strategy ETF
Core Equity ETF
Disrupters ETF
Growth ETF
Japan Equity ETF
Next Generation Connected Consumer ETF
Option Strategy ETF
Small-Mid Cap ETF

Semi-Annual Financial Statements and Other Information
February 28, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend February 28, 2025 (Unaudited)
Neuberger Berman ETF Trust
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments China Equity ETF^ (Unaudited)  February 28, 2025

Number of Shares		Value
Common Stocks 97.3%
Automobile Components 3.4%
3,900	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	$69,114
17,500	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	89,731
11,700	Zhejiang Yinlun Machinery Co. Ltd. Class A	49,480
		208,325
Automobiles 2.7%
3,300	BYD Co. Ltd. Class A	164,593
Banks 12.3%
58,500	Bank of Hangzhou Co. Ltd. Class A	115,714
99,400	Bank of Jiangsu Co. Ltd. Class A	124,579
51,000	Bank of Nanjing Co. Ltd. Class A	70,674
102,600	China Construction Bank Corp. Class A	119,811
57,700	China Merchants Bank Co. Ltd. Class A	333,518
		764,296
Beverages 5.2%
2,800	Eastroc Beverage Group Co. Ltd. Class A	85,137
848	Kweichow Moutai Co. Ltd. Class A	175,156
6,500	Tsingtao Brewery Co. Ltd. Class A	62,313
		322,606
Biotechnology 2.1%
3,869	BeiGene Ltd. Class A*	126,908
Capital Markets 4.3%
47,600	China Galaxy Securities Co. Ltd. Class A	109,104
24,400	CITIC Securities Co. Ltd. Class A	91,800
1,500	Hong Kong Exchanges & Clearing Ltd.	67,617
		268,521
Chemicals 3.6%
34,700	Guangzhou Tinci Materials Technology Co. Ltd. Class A	99,897
43,140	Satellite Chemical Co. Ltd. Class A	125,928
		225,825
Communications Equipment 1.3%
15,300	ZTE Corp. Class A	81,646
Electrical Equipment 7.1%
5,700	Contemporary Amperex Technology Co. Ltd. Class A	207,596
19,400	Ningbo Sanxing Medical Electric Co. Ltd. Class A	72,997
Number of Shares		Value
Electrical Equipment – cont'd
15,700	Sieyuan Electric Co. Ltd. Class A	$157,455
		438,048
Electronic Equipment, Instruments & Components 7.9%
101,900	BOE Technology Group Co. Ltd. Class A	60,340
20,600	GoerTek, Inc. Class A	80,729
24,000	Luxshare Precision Industry Co. Ltd. Class A	143,185
30,200	Shenzhen Sunlord Electronics Co. Ltd. Class A	124,155
20,000	Unisplendour Corp. Ltd. Class A	81,820
		490,229
Energy Equipment & Services 1.2%
14,800	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	71,307
Entertainment 1.4%
12,500	Beijing Enlight Media Co. Ltd. Class A	41,247
22,000	Kingnet Network Co. Ltd. Class A	46,022
		87,269
Financial Services 1.7%
158,900	Jiangsu Financial Leasing Co. Ltd. Class A	107,579
Food Products 2.0%
69,500	WH Group Ltd.(a)	56,786
12,700	Yantai China Pet Foods Co. Ltd. Class A	65,200
		121,986
Health Care Equipment & Supplies 0.7%
1,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	45,268
Hotels, Restaurants & Leisure 1.8%
2,200	Yum China Holdings, Inc.	108,783
Household Durables 2.9%
12,800	Hangzhou GreatStar Industrial Co. Ltd.	54,375
12,400	Midea Group Co. Ltd. Class A	124,583
		178,958
Independent Power and Renewable Electricity Producers 3.0%
48,900	China Yangtze Power Co. Ltd. Class A	183,591
Insurance 2.0%
29,600	China Pacific Insurance Group Co. Ltd. Class A	125,766
See Notes to Financial Statements

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 1.0%
7,200	WuXi AppTec Co. Ltd. Class A	$60,667
Machinery 6.0%
20,400	Dongguan Yiheda Automation Co. Ltd. Class A	78,428
23,940	Hangcha Group Co. Ltd. Class A	71,732
57,300	Riyue Heavy Industry Co. Ltd. Class A	102,207
55,000	Weichai Power Co. Ltd. Class A	118,627
		370,994
Metals & Mining 4.6%
35,900	Chifeng Jilong Gold Mining Co. Ltd. Class A	91,228
51,000	China Hongqiao Group Ltd.	82,002
123,200	CMOC Group Ltd. Class A	113,218
		286,448
Oil, Gas & Consumable Fuels 1.0%
39,300	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	60,319
Personal Care Products 1.6%
12,200	Giant Biogene Holding Co. Ltd.(a)	98,486
Pharmaceuticals 1.8%
17,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	108,583
Real Estate Management & Development 1.9%
11,400	KE Holdings, Inc. Class A	87,474
27,600	Poly Developments & Holdings Group Co. Ltd. Class A	33,012
		120,486
Semiconductors & Semiconductor Equipment 7.5%
600	Cambricon Technologies Corp. Ltd. Class A*	61,255
18,800	JCET Group Co. Ltd. Class A	96,940
8,156	Montage Technology Co. Ltd. Class A	87,643
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
1,900	NAURA Technology Group Co. Ltd. Class A	$117,306
8,500	SG Micro Corp. Class A	103,761
		466,905
Software 1.8%
1,400	Beijing Kingsoft Office Software, Inc. Class A	66,862
29,000	Kingdee International Software Group Co. Ltd.*	47,653
		114,515
Technology Hardware, Storage & Peripherals 2.7%
3,900	Anker Innovations Technology Co. Ltd. Class A	59,840
15,600	Xiaomi Corp. Class B*(a)	104,434
		164,274
Transportation Infrastructure 0.8%
19,500	China Merchants Port Group Co. Ltd. Class A	51,468

Total Common Stocks (Cost $5,443,082)		6,024,649

Short-Term Investments 2.2%
Investment Companies 2.2%
136,826	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(b) (Cost $136,826)	136,826
Total Investments 99.5% (Cost $5,579,908)		6,161,475
Other Assets Less Liabilities 0.5%		32,134
Net Assets 100.0%		$6,193,609

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $259,706, which represents 4.2% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
China	$5,900,246	95.3%
Hong Kong	124,403	2.0%
Short-Term Investments and Other Assets—Net	168,960	2.7%
	$6,193,609	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Automobile Components	$—	$208,325	$—	$208,325
Automobiles	—	164,593	—	164,593
Banks	—	764,296	—	764,296
Beverages	—	322,606	—	322,606
Biotechnology	—	126,908	—	126,908
Capital Markets	—	268,521	—	268,521
Chemicals	—	225,825	—	225,825
Communications Equipment	—	81,646	—	81,646
Electrical Equipment	72,997	365,051	—	438,048
Electronic Equipment, Instruments & Components	—	490,229	—	490,229
Energy Equipment & Services	—	71,307	—	71,307
Entertainment	—	87,269	—	87,269
Financial Services	—	107,579	—	107,579
Food Products	—	121,986	—	121,986
Health Care Equipment & Supplies	—	45,268	—	45,268
Hotels, Restaurants & Leisure	—	108,783	—	108,783
Household Durables	—	178,958	—	178,958
Independent Power and Renewable Electricity Producers	—	183,591	—	183,591
Insurance	—	125,766	—	125,766
Life Sciences Tools & Services	—	60,667	—	60,667
Machinery	—	370,994	—	370,994
Metals & Mining	—	286,448	—	286,448
Oil, Gas & Consumable Fuels	—	60,319	—	60,319
Personal Care Products	—	98,486	—	98,486
Pharmaceuticals	—	108,583	—	108,583
Real Estate Management & Development	—	120,486	—	120,486
Semiconductors & Semiconductor Equipment	—	466,905	—	466,905
Software	—	114,515	—	114,515
Technology Hardware, Storage & Peripherals	—	164,274	—	164,274
Transportation Infrastructure	—	51,468	—	51,468
Total Common Stocks	72,997	5,951,652	—	6,024,649
Short-Term Investments	—	136,826	—	136,826
Total Investments	$72,997	$6,088,478	$—	$6,161,475

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  February 28, 2025

Principal Amount		Value
U.S. Treasury Obligations 2.5%
$5,000,000	U.S. Treasury Bills, 4.19%, due 6/10/2025 (Cost $4,942,367)	$4,942,319 (a)
Asset-Backed Securities 17.9%
Automobiles 14.4%
	Ally Auto Receivables Trust
130,808	Series 2023-1, Class A2, 5.76%, due 11/15/2026	130,938
294,877	Series 2024-1, Class A2, 5.32%, due 1/15/2027	295,312
8,462	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	8,469 (b)
1,100,000	BMW Vehicle Lease Trust, Series 2024-2, Class A2A, 4.29%, due 1/25/2027	1,098,943
8,626	BMW Vehicle Owner Trust, Series 2023-A, Class A2A, 5.72%, due 4/27/2026	8,637
1,308,774	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	1,313,437 (b)
1,262,000	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2A, 4.61%, due 10/15/2027	1,262,614
	CarMax Auto Owner Trust
199,262	Series 2024-1, Class A2A, 5.30%, due 3/15/2027	199,816
725,000	Series 2024-4, Class A2A, 4.67%, due 12/15/2027	726,055
	Citizens Auto Receivables Trust
39,390	Series 2023-1, Class A2A, 6.13%, due 7/15/2026	39,431 (b)
450,427	Series 2023-2, Class A2A, 6.09%, due 10/15/2026	451,539 (b)
1,433,139	Series 2024-2, Class A2A, 5.54%, due 11/16/2026	1,437,573 (b)
303,778	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	304,265
	Ford Credit Auto Lease Trust
282,888	Series 2024-A, Class A2A, 5.24%, due 7/15/2026	283,309
1,107,000	Series 2025-A, Class A2A, 4.57%, due 8/15/2027	1,109,399
1,347,313	Ford Credit Auto Owner Trust, Series 2024-A, Class A2A, 5.32%, due 1/15/2027	1,351,401
135,844	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	136,208 (b)
27,891	GM Financial Automobile Leasing Trust, Series 2023-3, Class A2A, 5.58%, due 1/20/2026	27,914
1,063,672	GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A2A, 5.35%, due 6/16/2027	1,067,939
	Honda Auto Receivables Owner Trust
366,465	Series 2023-2, Class A2, 5.41%, due 4/15/2026	366,898
708,000	Series 2024-4, Class A2, 4.56%, due 3/15/2027	708,384
301,500	Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, due 3/15/2027	302,304 (b)
	Hyundai Auto Lease Securitization Trust
229,851	Series 2023-C, Class A2A, 5.85%, due 3/16/2026	230,289 (b)
422,631	Series 2024-A, Class A2A, 5.15%, due 6/15/2026	423,520 (b)
	Hyundai Auto Receivables Trust
888,924	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	892,557
411,174	Series 2024-A, Class A2A, 5.29%, due 4/15/2027	412,492
427,976	Series 2024-B, Class A2A, 5.15%, due 6/15/2027	429,566
511,000	Series 2024-C, Class A2A, 4.53%, due 9/15/2027	511,259
911,000	Nissan Auto Receivables Owner Trust, Series 2024-B, Class A2A, 4.51%, due 6/15/2027	911,550
68,698	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	68,782 (b)
1,458,000	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47%, due 12/21/2026	1,457,685 (b)
	SBNA Auto Lease Trust
218,804	Series 2024-A, Class A2, 5.45%, due 1/20/2026	219,061 (b)
686,000	Series 2025-A, Class A2, 4.68%, due 4/20/2027	687,006 (b)
2,131,853	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.71%, due 10/20/2027	2,141,076 (b)
	Tesla Auto Lease Trust
53,079	Series 2024-A, Class A2A, 5.37%, due 6/22/2026	53,201 (b)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$401,522	Series 2024-B, Class A2A, 4.79%, due 1/20/2027	$402,071 (b)
	Toyota Auto Receivables Owner Trust
551,888	Series 2023-C, Class A2A, 5.60%, due 8/17/2026	552,891
837,000	Series 2024-D, Class A2A, 4.55%, due 8/16/2027	837,732
1,568,000	Series 2025-A, Class A2A, 4.48%, due 11/15/2027	1,569,553
1,000,000	Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, due 7/20/2027	1,001,484 (b)
89,524	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, due 7/15/2026	89,602 (b)
	Volkswagen Auto Lease Trust
107,609	Series 2023-A, Class A2A, 5.87%, due 1/20/2026	107,736
318,041	Series 2024-A, Class A2A, 5.40%, due 12/21/2026	319,443
1,606,000	Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A2A, 4.65%, due 11/22/2027	1,609,235
	World Omni Auto Receivables Trust
458,857	Series 2023-C, Class A2A, 5.57%, due 12/15/2026	459,564
784,000	Series 2025-A, Class A2A, 4.49%, due 4/17/2028	785,270
		28,803,410
Other 3.5%
268,292	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	269,371 (b)
237,288	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	239,417 (b)
305,988	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	308,547 (b)
671,052	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	676,109 (b)
	CNH Equipment Trust
116,337	Series 2024-A, Class A2, 5.19%, due 7/15/2027	116,566
661,773	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 10/15/2027	662,091 (c)
549,326	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	550,880
682,563	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, due 3/22/2030	685,404 (b)
	DLLAA LLC
182,583	Series 2023-1A, Class A2, 5.93%, due 7/20/2026	183,226 (b)
292,000	Series 2025-1A, Class A2, 4.70%, due 10/20/2027	292,938 (b)
652,726	Dllad LLC, Series 2024-1A, Class A2, 5.50%, due 8/20/2027	656,582 (b)
26,128	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	26,150 (b)
108,168	DLLST LLC, Series 2024-1A, Class A2, 5.33%, due 1/20/2026	108,377 (b)
	John Deere Owner Trust
153,295	Series 2023-C, Class A2, 5.76%, due 8/17/2026	153,596
486,604	Series 2024-A, Class A2A, 5.19%, due 2/16/2027	488,089
21,070	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, due 2/17/2026	21,084 (b)
	Verizon Master Trust
474,000	Series 2023-5, Class A1B, (30 day USD SOFR Average + 0.68%), 5.03%, due 9/8/2028	474,833 (c)
1,113,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.92%, due 4/22/2030	1,116,889 (c)
		7,030,149
Total Asset-Backed Securities (Cost $35,750,964)		35,833,559

Corporate Bonds 61.6%
Aerospace & Defense 1.1%
2,262,000	RTX Corp., 3.95%, due 8/16/2025	2,254,958
Auto Manufacturers 0.9%
1,700,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate Index + 0.45%), 4.82%, due 4/10/2026	1,702,585 (c)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks 18.3%
Bank of America Corp.
$800,000	(Secured Overnight Financing Rate + 1.33%), 5.69%, due 4/2/2026	$801,584 (c)
3,235,000	1.20%, due 10/24/2026	3,166,265 (d)
3,740,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 5.09%, due 11/19/2027	3,749,847 (c)
1,895,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.19%, due 1/28/2028	1,902,728 (c)
3,960,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 5.13%, due 5/21/2027	3,973,906 (c)
JPMorgan Chase & Co.
2,620,000	(Secured Overnight Financing Rate + 0.77%), 5.13%, due 9/22/2027	2,629,326 (c)
1,305,000	(Secured Overnight Financing Rate + 1.20%), 5.58%, due 1/23/2028	1,320,688 (c)
4,090,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.05%, due 10/15/2027	4,102,032 (c)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 5.11%, due 3/19/2027	1,842,925 (b)(c)
State Street Corp.
700,000	(Secured Overnight Financing Rate + 0.85%), 5.22%, due 8/3/2026	704,208 (c)
2,795,000	(Secured Overnight Financing Rate + 0.64%), 5.01%, due 10/22/2027	2,802,792 (c)
2,400,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.06%, due 10/22/2027	2,405,803 (c)
UBS Group AG
1,495,000	2.19%, due 6/5/2026	1,485,441 (b)(d)
1,420,000	1.31%, due 2/2/2027	1,377,251 (b)(d)
4,340,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 5.47%, due 12/11/2026	4,392,168 (c)
36,656,964
Beverages 1.4%
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.91%, due 2/16/2027	2,786,081 (c)
Biotechnology 1.5%
3,075,000	Amgen, Inc., 5.25%, due 3/2/2025	3,075,000
Diversified Financial Services 3.7%
3,830,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 5.38%, due 2/16/2028	3,852,367 (c)
2,765,000	Capital One Financial Corp., 4.99%, due 7/24/2026	2,768,437 (d)
755,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.83%, due 3/15/2028	755,898 (c)
7,376,702
Electric 4.0%
1,350,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.90%, due 11/18/2027	1,356,489 (c)
Georgia Power Co.
1,815,000	(Secured Overnight Financing Rate Index + 0.75%), 5.13%, due 5/8/2025	1,817,069 (c)
1,645,000	(Secured Overnight Financing Rate Index + 0.28%), 4.67%, due 9/15/2026	1,645,788 (c)(e)
3,105,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.76%), 5.14%, due 1/29/2026	3,117,513 (c)
7,936,859
Healthcare - Services 1.7%
3,281,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.87%, due 7/15/2026	3,291,958 (c)
Insurance 6.0%
1,915,000	Athene Global Funding, (Secured Overnight Financing Rate Index + 0.83%), 5.19%, due 1/7/2027	1,920,140 (b)(c)
2,190,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 5.67%, due 9/25/2026	2,211,747 (b)(c)
730,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 5.08%, due 11/8/2027	734,091 (c)
New York Life Global Funding
2,480,000	(Secured Overnight Financing Rate + 0.58%), 4.96%, due 8/28/2026	2,489,272 (b)(c)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$1,605,000	(Secured Overnight Financing Rate + 0.41%), 4.79%, due 2/5/2027	$1,606,107 (b)(c)
3,091,000	Protective Life Global Funding, (Secured Overnight Financing Rate + 0.98%), 5.35%, due 3/28/2025	3,092,823 (b)(c)
		12,054,180
Machinery - Construction & Mining 1.9%
3,845,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.90%, due 5/14/2027	3,860,543 (c)
Machinery - Diversified 1.9%
	John Deere Capital Corp.
3,035,000	(Secured Overnight Financing Rate + 0.44%), 4.86%, due 3/6/2026	3,041,038 (c)
845,000	(Secured Overnight Financing Rate + 0.60%), 5.01%, due 6/11/2027	849,381 (c)
		3,890,419
Media 0.8%
1,625,000	TCI Communications, Inc., 7.88%, due 2/15/2026	1,674,873
Oil & Gas 1.2%
2,350,000	Chevron USA, Inc., (Secured Overnight Financing Rate Index + 0.36%), 4.74%, due 2/26/2027	2,351,772 (c)
Pharmaceuticals 3.4%
2,090,000	Bristol-Myers Squibb Co., (Secured Overnight Financing Rate + 0.49%), 4.87%, due 2/20/2026	2,096,853 (c)
1,615,000	CVS Health Corp., 3.88%, due 7/20/2025	1,607,933
3,185,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, due 5/19/2025	3,185,024
		6,889,810
Pipelines 2.6%
120,000	Enbridge Energy Partners LP, 5.88%, due 10/15/2025	120,491
2,090,000	Enterprise Products Operating LLC, 3.70%, due 2/15/2026	2,073,817
3,100,000	Spectra Energy Partners LP, 3.50%, due 3/15/2025	3,097,535
		5,291,843
Real Estate Investment Trusts 1.4%
2,759,000	Simon Property Group LP, 3.50%, due 9/1/2025	2,743,308
Retail 1.6%
3,265,000	Lowe's Cos., Inc., 4.00%, due 4/15/2025	3,260,806
Semiconductors 3.3%
2,125,000	Broadcom, Inc., 3.15%, due 11/15/2025	2,104,315
	Intel Corp.
2,682,000	3.40%, due 3/25/2025	2,679,208
1,710,000	4.88%, due 2/10/2026	1,712,970
		6,496,493
Software 1.5%
	Oracle Corp.
1,860,000	2.50%, due 4/1/2025	1,856,756
1,105,000	1.65%, due 3/25/2026	1,071,980
		2,928,736
Telecommunications 3.4%
4,170,000	AT&T, Inc., 1.70%, due 3/25/2026	4,046,577
	T-Mobile USA, Inc.
2,088,000	3.50%, due 4/15/2025	2,084,848
330,000	2.25%, due 2/15/2026	322,667
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$380,000	Verizon Communications, Inc., 1.45%, due 3/20/2026	$368,860
		6,822,952

Total Corporate Bonds (Cost $123,144,045)		123,346,842
Number of Shares
Short-Term Investments 16.0%
Investment Companies 16.0%
31,939,225	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(f) (Cost $31,939,225)	31,939,225
Total Investments 98.0% (Cost $195,776,601)		196,061,945
Other Assets Less Liabilities 2.0%		3,988,366 (g)
Net Assets 100.0%		$200,050,311

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At February 28, 2025, these securities amounted to $29,955,649, which represents 15.0% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of February 28, 2025 and changes periodically.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	When-issued security. Total value of all such securities at February 28, 2025 amounted to $1,645,788, which represents 0.8% of net assets of the Fund.
(f)	Represents 7-day effective yield as of February 28, 2025.
(g)	Includes the impact of the Fund’s open positions in derivatives at February 28, 2025.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At February 28, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	34	Cattle Feeder	$4,674,575	$192,705
3/2025	64	Lead	3,157,728	(159,282)
3/2025	30	Nickel	2,753,438	(155,640)
3/2025	199	Primary Aluminum	13,038,679	573,989
3/2025	137	Zinc	9,484,305	78,136
4/2025	121	Gold 100 Oz	34,466,850	1,754,545
4/2025	54	Lean Hogs	1,807,380	(31,538)
4/2025	114	Live Cattle	8,784,840	(210,126)
4/2025	23	Platinum	1,078,585	3,559
4/2025	14	Rapeseed	386,854	(2,356)
4/2025	77	RBOB Gasoline	7,200,824	(227,846)
4/2025	12	White Sugar	319,560	(1,197)
5/2025	211	Brent Crude	15,147,690	(385,731)
5/2025	14	Canola	126,012	(1,904)
5/2025	40	Cocoa	3,649,600	(178,339)
5/2025	19	Cocoa	1,754,745	10,170
5/2025	11	Coffee Robusta 10tn	586,300	(6,225)
5/2025	55	Coffee'c'	7,694,156	(9,445)
5/2025	6	Copper	1,404,335	800
5/2025	30	Lead	1,495,343	(3,468)
5/2025	99	Low Sulphur Gasoil	6,625,575	(226,709)
5/2025	29	Nickel	2,684,371	(7,084)
5/2025	198	Primary Aluminum	12,904,155	(244,644)
5/2025	63	Silver	9,921,240	(309,332)
5/2025	15	Wheat	178,165	(1,580)
5/2025	5	Wheat	149,438	(2,556)
5/2025	146	Zinc	10,195,289	(939,439)
6/2025	7	Palladium	638,330	(41,682)
6/2025	278	Sugar 11	5,641,843	195,845
6/2025	192	WTI Crude	13,128,960	(584,127)
7/2025	86	Copper	9,871,725	774,910
7/2025	419	Corn	9,966,962	(560,830)
7/2025	78	Cotton No.2	2,589,210	(50,171)
7/2025	150	Primary Aluminum	9,785,813	355,758
7/2025	177	Soybean Meal	5,442,750	(188,977)
7/2025	267	Soybean Oil	7,130,502	(439,967)
7/2025	153	Wheat	4,354,763	(163,745)
7/2025	136	Zinc	9,535,572	(1,078,668)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2025	256	Natural Gas	$10,813,440	$1,511,032
8/2025	58	New York Harbor ULSD	5,394,766	(177,581)
9/2025	125	Wheat	3,753,125	(110,669)
11/2025	47	Natural Gas	1,582,020	(10,908)
11/2025	138	Soybean	7,103,550	(194,330)
12/2025	11	ECX Emission	810,170	(5,309)
12/2025	1	Phelix DE Base	768,503	(3,090)
Total Long Positions			$269,982,036	$(1,263,046)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	64	Lead	$(3,157,728)	$(76,288)
3/2025	30	Nickel	(2,753,438)	(8,531)
3/2025	199	Primary Aluminum	(13,038,679)	82,793
3/2025	137	Zinc	(9,484,305)	781,946
5/2025	198	Primary Aluminum	(12,904,155)	(416,529)
5/2025	146	Zinc	(10,195,290)	1,186,225
7/2025	17	Primary Aluminum	(1,109,059)	348
7/2025	73	Zinc	(5,118,359)	218,128
Total Short Positions			$(57,761,013)	$1,768,092
Total Futures				$505,046
At February 28, 2025, the Fund had $9,226,582 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended February 28, 2025, the average notional value for the months where the Fund had futures outstanding was $280,778,566 for long positions and $(50,459,447) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,942,319	$—	$4,942,319
Asset-Backed Securities#	—	35,833,559	—	35,833,559
Corporate Bonds#	—	123,346,842	—	123,346,842
Short-Term Investments	—	31,939,225	—	31,939,225
Total Investments	$—	$196,061,945	$—	$196,061,945

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of February 28, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$7,720,889	$—	$—	$7,720,889
Liabilities	(7,215,843)	—	—	(7,215,843)
Total	$505,046	$—	$—	$505,046

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  February 28, 2025

Number of Shares		Value
Common Stocks 99.0%
Aerospace & Defense 2.1%
4,838	Boeing Co.*	$844,860
9,672	General Electric Co.	2,001,911
9,128	Howmet Aerospace, Inc.	1,246,885
11,353	RTX Corp.	1,509,835
		5,603,491
Automobile Components 0.5%
10,626	Aptiv PLC*	691,965
37,753	Mobileye Global, Inc. Class A*	594,987
		1,286,952
Automobiles 0.6%
33,427	General Motors Co.	1,642,269
Banks 4.3%
52,739	Bank of America Corp.	2,431,268
12,972	Citigroup, Inc.	1,037,111
7,927	Citizens Financial Group, Inc.	362,819
15,455	JPMorgan Chase & Co.	4,090,166
4,041	PNC Financial Services Group, Inc.	775,549
38,324	Wells Fargo & Co.	3,001,535
		11,698,448
Beverages 1.0%
38,513	Coca-Cola Co.	2,742,511
Biotechnology 0.8%
2,374	BioMarin Pharmaceutical, Inc.*	168,934
8,074	Ionis Pharmaceuticals, Inc.*	267,976
841	Regeneron Pharmaceuticals, Inc.	587,640
2,364	Vertex Pharmaceuticals, Inc.*	1,134,224
		2,158,774
Broadline Retail 4.0%
51,462	Amazon.com, Inc.*	10,924,353
Building Products 0.4%
1,745	Builders FirstSource, Inc.*	242,538
2,706	Trane Technologies PLC	957,112
		1,199,650
Capital Markets 3.8%
4,297	Bank of New York Mellon Corp.	382,218
898	Blackrock, Inc.	878,047
3,021	Brookfield Corp.	175,037
11,358	Intercontinental Exchange, Inc.	1,967,546
11,968	KKR & Co., Inc.	1,622,741
558	LPL Financial Holdings, Inc.	207,431
1,629	Moody's Corp.	820,918
8,780	Morgan Stanley	1,168,706
7,574	Nasdaq, Inc.	626,976
4,145	S&P Global, Inc.	2,212,352
Number of Shares		Value
Capital Markets – cont'd
2,533	Tradeweb Markets, Inc. Class A	$342,892
		10,404,864
Chemicals 1.0%
1,705	Ecolab, Inc.	458,662
7,081	Element Solutions, Inc.	184,885
4,352	Linde PLC	2,032,602
		2,676,149
Commercial Services & Supplies 0.6%
3,333	Republic Services, Inc.	789,988
4,964	Waste Connections, Inc.	941,968
		1,731,956
Communications Equipment 0.8%
21,611	Cisco Systems, Inc.	1,385,481
1,948	Motorola Solutions, Inc.	857,549
		2,243,030
Construction Materials 0.2%
1,182	Martin Marietta Materials, Inc.	571,072
Consumer Staples Distribution & Retail 1.5%
3,131	Costco Wholesale Corp.	3,283,198
10,245	Dollar Tree, Inc.*	746,451
		4,029,649
Containers & Packaging 0.4%
3,942	Avery Dennison Corp.	740,978
4,228	Ball Corp.	222,773
		963,751
Diversified Telecommunication Services 0.6%
61,884	AT&T, Inc.	1,696,240
Electric Utilities 1.4%
5,543	Alliant Energy Corp.	357,690
5,322	American Electric Power Co., Inc.	564,398
1,747	Constellation Energy Corp.	437,702
4,954	Duke Energy Corp.	582,045
5,861	Entergy Corp.	511,724
7,200	FirstEnergy Corp.	279,144
11,600	NextEra Energy, Inc.	813,972
20,422	PG&E Corp.	333,696
		3,880,371
Electrical Equipment 0.9%
5,142	Eaton Corp. PLC	1,508,251
14,400	nVent Electric PLC	868,896
		2,377,147
Electronic Equipment, Instruments & Components 0.5%
14,258	Amphenol Corp. Class A	949,583
2,000	CDW Corp.	356,400
		1,305,983
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Energy Equipment & Services 0.2%
9,834	Baker Hughes Co.	$438,498
Entertainment 2.0%
2,800	Electronic Arts, Inc.	361,536
2,483	Netflix, Inc.*	2,434,730
5,861	TKO Group Holdings, Inc.*	882,901
15,711	Walt Disney Co.	1,787,912
		5,467,079
Financial Services 3.5%
3,634	Apollo Global Management, Inc.	542,447
8,400	Fiserv, Inc.*	1,979,796
6,092	MasterCard, Inc. Class A	3,510,881
9,883	Visa, Inc. Class A	3,584,663
		9,617,787
Food Products 0.3%
7,367	Nestle SA ADR	710,915
10,598	Utz Brands, Inc.	144,345
		855,260
Gas Utilities 0.1%
4,675	UGI Corp.	159,698
Ground Transportation 1.6%
10,923	Canadian Pacific Kansas City Ltd.	851,120
5,201	Old Dominion Freight Line, Inc.	917,977
33,880	Uber Technologies, Inc.*	2,575,219
		4,344,316
Health Care Equipment & Supplies 3.1%
16,836	Abbott Laboratories	2,323,537
17,308	Boston Scientific Corp.*	1,796,397
10,706	Cooper Cos., Inc.*	967,608
6,470	Dexcom, Inc.*	571,754
20,060	Medtronic PLC	1,845,921
10,127	Zimmer Biomet Holdings, Inc.	1,056,449
		8,561,666
Health Care Providers & Services 2.1%
7,272	Acadia Healthcare Co., Inc.*	218,015
7,242	Centene Corp.*	421,195
2,413	Cigna Group	745,255
11,329	CVS Health Corp.	744,542
1,731	Elevance Health, Inc.	686,999
3,490	Encompass Health Corp.	349,489
1,863	HCA Healthcare, Inc.	570,637
39,208	LifeStance Health Group, Inc.*	305,430
1,097	McKesson Corp.	702,365
1,207	Molina Healthcare, Inc.*	363,452
3,725	Quest Diagnostics, Inc.	644,052
		5,751,431
Number of Shares		Value
Health Care REITs 0.2%
8,701	Ventas, Inc.	$601,935
Health Care Technology 0.1%
7,034	Waystar Holding Corp.*	305,768
Hotels, Restaurants & Leisure 2.5%
277	Booking Holdings, Inc.	1,389,435
43,430	Carnival Corp.*	1,039,280
2,290	Darden Restaurants, Inc.	459,053
18,327	DraftKings, Inc. Class A*	803,822
13,646	Las Vegas Sands Corp.	610,112
5,763	McDonald's Corp.	1,776,906
10,073	Soho House & Co., Inc.*	70,914
6,324	Wynn Resorts Ltd.	564,860
		6,714,382
Household Durables 0.2%
3,508	Lennar Corp. Class A	419,662
1,200	Toll Brothers, Inc.	133,968
		553,630
Household Products 1.2%
10,635	Colgate-Palmolive Co.	969,593
13,895	Procter & Gamble Co.	2,415,507
		3,385,100
Independent Power and Renewable Electricity Producers 0.2%
628	Talen Energy Corp.*	130,592
2,071	Vistra Corp.	276,810
		407,402
Industrial Conglomerates 0.7%
11,557	3M Co.	1,792,722
Industrial REITs 0.4%
9,050	Prologis, Inc.	1,121,476
Insurance 4.4%
6,076	Allstate Corp.	1,210,035
26,931	American International Group, Inc.	2,233,657
9,451	Aon PLC Class A	3,866,593
3,089	Assurant, Inc.	642,172
6,388	Globe Life, Inc.	814,023
7,200	MetLife, Inc.	620,496
32,761	Unum Group	2,695,903
		12,082,879
Interactive Media & Services 5.2%
29,657	Alphabet, Inc. Class C	5,107,529
52,055	Alphabet, Inc. Class A	8,863,925
10,400	Match Group, Inc.	329,784
		14,301,238
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services 0.8%
4,215	Accenture PLC Class A	$1,468,927
703	Gartner, Inc.*	350,319
1,266	Wix.com Ltd.*	254,074
		2,073,320
Life Sciences Tools & Services 0.9%
2,834	Agilent Technologies, Inc.	362,525
11,845	Avantor, Inc.*	197,812
2,367	IQVIA Holdings, Inc.*	446,890
2,913	Thermo Fisher Scientific, Inc.	1,540,860
		2,548,087
Machinery 2.0%
4,694	Caterpillar, Inc.	1,614,501
3,043	Deere & Co.	1,463,044
11,038	Ingersoll Rand, Inc.	935,802
2,154	Parker-Hannifin Corp.	1,439,970
		5,453,317
Materials 0.3%
2,488	Sherwin-Williams Co.	901,328
Metals & Mining 0.6%
3,219	Agnico Eagle Mines Ltd.	309,925
15,188	Freeport-McMoRan, Inc.	560,589
3,044	Nucor Corp.	418,459
3,241	Steel Dynamics, Inc.	437,762
		1,726,735
Mortgage Real Estate Investment Trusts 0.1%
15,855	Starwood Property Trust, Inc.	325,345
Multi-Utilities 0.5%
9,957	CenterPoint Energy, Inc.	342,322
2,542	DTE Energy Co.	339,865
4,800	Public Service Enterprise Group, Inc.	389,520
5,862	Sempra	419,543
		1,491,250
Oil, Gas & Consumable Fuels 3.2%
1,600	Cheniere Energy, Inc.	365,696
9,564	Chevron Corp.	1,517,042
8,577	ConocoPhillips	850,410
2,965	Diamondback Energy, Inc.	471,316
2,016	DT Midstream, Inc.	193,717
5,270	EOG Resources, Inc.	668,974
7,713	EQT Corp.	371,535
23,844	Exxon Mobil Corp.	2,654,552
3,894	ONEOK, Inc.	390,919
3,829	Phillips 66	496,583
2,330	Shell PLC ADR	157,182
1,266	Targa Resources Corp.	255,377
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
7,259	Williams Cos., Inc.	$422,329
		8,815,632
Passenger Airlines 0.1%
4,414	Delta Air Lines, Inc.	265,370
Personal Care Products 0.3%
13,715	Unilever PLC ADR	776,269
Pharmaceuticals 3.5%
6,908	AstraZeneca PLC ADR	526,459
17,461	Bristol-Myers Squibb Co.	1,041,025
4,557	Eli Lilly & Co.	4,195,311
15,281	Johnson & Johnson	2,521,671
12,953	Merck & Co., Inc.	1,194,914
1,333	Novo Nordisk AS ADR	120,836
		9,600,216
Professional Services 0.8%
1,018	Equifax, Inc.	249,614
4,274	Jacobs Solutions, Inc.	547,542
8,400	TransUnion	776,412
1,660	Verisk Analytics, Inc.	492,870
		2,066,438
Residential REITs 0.3%
6,130	Equity LifeStyle Properties, Inc.	420,395
3,200	Equity Residential	237,344
8,000	Invitation Homes, Inc.	272,080
		929,819
Semiconductors & Semiconductor Equipment 9.9%
5,839	Analog Devices, Inc.	1,343,320
6,525	Applied Materials, Inc.	1,031,407
627	ASML Holding NV	444,593
22,628	Broadcom, Inc.	4,512,702
2,058	Entegris, Inc.	208,311
7,177	Lam Research Corp.	550,763
118,973	NVIDIA Corp.	14,862,107
15,662	QUALCOMM, Inc.	2,461,597
7,922	Texas Instruments, Inc.	1,552,633
		26,967,433
Software 10.0%
1,548	Autodesk, Inc.*	424,477
3,200	Check Point Software Technologies Ltd.*	704,832
4,042	Crowdstrike Holdings, Inc. Class A*	1,575,006
2,487	Intuit, Inc.	1,526,620
39,159	Microsoft Corp.	15,545,731
14,400	Oracle Corp.	2,391,264
7,321	Salesforce, Inc.	2,180,560
2,073	ServiceNow, Inc.*	1,927,392
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
2,220	Synopsys, Inc.*	$1,015,162
		27,291,044
Specialized REITs 0.2%
12,804	Four Corners Property Trust, Inc.	368,115
8	Millrose Properties, Inc. Class A*	183
8,940	Weyerhaeuser Co.	269,094
		637,392
Specialty Retail 2.7%
8,178	Home Depot, Inc.	3,243,395
751	O'Reilly Automotive, Inc.*	1,031,604
14,566	TJX Cos., Inc.	1,817,254
2,476	Ulta Beauty, Inc.*	907,107
16,651	Warby Parker, Inc. Class A*	411,779
		7,411,139
Technology Hardware, Storage & Peripherals 6.9%
78,254	Apple, Inc.	18,924,947
Textiles, Apparel & Luxury Goods 0.5%
16,621	NIKE, Inc. Class B	1,320,206
Tobacco 0.7%
11,822	Philip Morris International, Inc.	1,835,720
Number of Shares		Value
Trading Companies & Distributors 0.4%
1,907	United Rentals, Inc.	$1,224,904
Wireless Telecommunication Services 0.9%
8,928	T-Mobile U.S., Inc.	2,407,792
Total Common Stocks (Cost $249,125,898)		270,592,630
Exchange-Traded Funds 0.8%
6,666	iShares Russell 1000 ETF (Cost $2,143,713)	2,175,716

Short-Term Investments 0.1%
Investment Companies 0.1%
213,201	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(a) (Cost $213,201)	213,201
Total Investments 99.9% (Cost $251,482,812)		272,981,547
Other Assets Less Liabilities 0.1%		343,412
Net Assets 100.0%		$273,324,959

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$270,592,630	$—	$—	$270,592,630
Exchange-Traded Funds	2,175,716	—	—	2,175,716
Short-Term Investments	—	213,201	—	213,201
Total Investments	$272,768,346	$213,201	$—	$272,981,547

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Disrupters ETF^ (Unaudited)  February 28, 2025

Number of Shares		Value
Common Stocks 98.1%
Aerospace & Defense 5.4%
2,723	HEICO Corp.	$720,724
408	TransDigm Group, Inc.	557,817
		1,278,541
Automobiles 1.7%
1,341	Tesla, Inc.*	392,886
Broadline Retail 4.9%
5,482	Amazon.com, Inc.*	1,163,719
Capital Markets 8.1%
12,877	Robinhood Markets, Inc. Class A*	645,138
9,217	Tradeweb Markets, Inc. Class A	1,247,705
		1,892,843
Electric Utilities 3.9%
3,681	Constellation Energy Corp.	922,256
Entertainment 7.5%
2,879	Spotify Technology SA*	1,750,461
Ground Transportation 2.6%
8,097	Uber Technologies, Inc.*	615,453
Health Care Equipment & Supplies 6.0%
2,462	Intuitive Surgical, Inc.*	1,411,095
Hotels, Restaurants & Leisure 4.6%
24,418	DraftKings, Inc. Class A*	1,070,973
Interactive Media & Services 3.5%
5,079	Reddit, Inc. Class A*	821,681
IT Services 2.1%
1,843	MongoDB, Inc.*	492,874
Media 1.5%
5,059	Trade Desk, Inc. Class A*	355,749
Number of Shares		Value
Semiconductors & Semiconductor Equipment 27.6%
5,528	Advanced Micro Devices, Inc.*	$552,026
5,785	ARM Holdings PLC ADR*	761,827
1,065	ASML Holding NV	755,170
2,128	Broadcom, Inc.	424,387
899	Monolithic Power Systems, Inc.	549,298
4,094	Nova Ltd.*	979,203
19,605	NVIDIA Corp.	2,449,056
		6,470,967
Software 18.7%
705	AppLovin Corp. Class A*	229,647
859	HubSpot, Inc.*	621,907
1,039	Intuit, Inc.	637,780
1,671	Microsoft Corp.	663,370
4,306	Palo Alto Networks, Inc.*	819,992
6,324	Procore Technologies, Inc.*	483,596
1,004	ServiceNow, Inc.*	933,479
		4,389,771

Total Common Stocks (Cost $19,096,606)		23,029,269

Short-Term Investments 1.9%
Investment Companies 1.9%
440,904	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(a) (Cost $440,904)	440,904
Total Investments 100.0% (Cost $19,537,510)		23,470,173
Liabilities Less Other Assets (0.0)%(b)		(7,303)
Net Assets 100.0%		$23,462,870

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2025.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments Disrupters ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$23,029,269	$—	$—	$23,029,269
Short-Term Investments	—	440,904	—	440,904
Total Investments	$23,029,269	$440,904	$—	$23,470,173

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Growth ETF^ (Unaudited)  February 28, 2025

Number of Shares		Value
Common Stocks 98.5%
Aerospace & Defense 1.2%
574	General Electric Co.	$118,806
Biotechnology 1.5%
760	AbbVie, Inc.	158,863
Broadline Retail 8.8%
4,244	Amazon.com, Inc.*	900,916
Capital Markets 4.3%
1,859	Brookfield Asset Management Ltd. Class A	105,182
139	CME Group, Inc.	35,274
1,178	KKR & Co., Inc.	159,725
259	S&P Global, Inc.	138,239
		438,420
Commercial Services & Supplies 0.5%
209	Waste Management, Inc.	48,651
Consumer Staples Distribution & Retail 3.0%
139	Costco Wholesale Corp.	145,757
1,687	Walmart, Inc.	166,355
		312,112
Containers & Packaging 0.6%
348	Avery Dennison Corp.	65,414
Electric Utilities 0.3%
120	Constellation Energy Corp.	30,065
Electrical Equipment 1.0%
1,640	nVent Electric PLC	98,958
Electronic Equipment, Instruments & Components 1.0%
1,535	Amphenol Corp. Class A	102,231
Entertainment 3.5%
370	Netflix, Inc.*	362,807
Financial Services 5.2%
417	MasterCard, Inc. Class A	240,321
805	Visa, Inc. Class A	291,982
		532,303
Ground Transportation 1.4%
1,256	Uber Technologies, Inc.*	95,469
215	Union Pacific Corp.	53,038
		148,507
Health Care Equipment & Supplies 2.0%
1,952	Boston Scientific Corp.*	202,598
Health Care Technology 0.8%
1,863	Waystar Holding Corp.*	80,985
Number of Shares		Value
Hotels, Restaurants & Leisure 1.5%
1,162	Chipotle Mexican Grill, Inc.*	$62,713
296	McDonald's Corp.	91,266
		153,979
Interactive Media & Services 12.0%
2,853	Alphabet, Inc. Class A	485,809
2,940	Match Group, Inc.	93,227
974	Meta Platforms, Inc. Class A	650,827
		1,229,863
IT Services 0.7%
114	Cloudflare, Inc. Class A*	16,564
662	Okta, Inc.*	59,904
		76,468
Life Sciences Tools & Services 0.8%
166	Thermo Fisher Scientific, Inc.	87,807
Machinery 0.4%
107	Caterpillar, Inc.	36,803
Media 0.7%
1,104	Trade Desk, Inc. Class A*	77,633
Multi-Utilities 0.9%
2,579	CenterPoint Energy, Inc.	88,666
Oil, Gas & Consumable Fuels 0.5%
815	Williams Cos., Inc.	47,417
Pharmaceuticals 1.5%
172	Eli Lilly & Co.	158,348
Professional Services 0.6%
252	Equifax, Inc.	61,790
Semiconductors & Semiconductor Equipment 12.1%
487	Analog Devices, Inc.	112,039
70	ASML Holding NV	49,636
2,179	Broadcom, Inc.	434,558
5,178	NVIDIA Corp.	646,836
		1,243,069
Software 19.7%
157	Atlassian Corp. Class A*	44,629
125	HubSpot, Inc.*	90,499
113	Intuit, Inc.	69,364
2,644	Microsoft Corp.	1,049,641
696	Salesforce, Inc.	207,304
189	ServiceNow, Inc.*	175,725
484	Synopsys, Inc.*	221,323
650	Workday, Inc. Class A*	171,171
		2,029,656
Specialty Retail 4.5%
1,665	Chewy, Inc. Class A*	62,038
See Notes to Financial Statements

Schedule of Investments Growth ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
559	Home Depot, Inc.	$221,699
1,471	TJX Cos., Inc.	183,522
		467,259
Technology Hardware, Storage & Peripherals 5.5%
2,340	Apple, Inc.	565,906
Textiles, Apparel & Luxury Goods 1.3%
1,645	NIKE, Inc. Class B	130,662
Tobacco 0.7%
487	Philip Morris International, Inc.	75,621

Total Common Stocks (Cost $10,141,574)		10,132,583
Number of Shares		Value

Short-Term Investments 1.9%
Investment Companies 1.9%
193,592	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(a) (Cost $193,592)	$193,592
Total Investments 100.4% (Cost $10,335,166)		10,326,175
Liabilities Less Other Assets (0.4)%		(41,537)
Net Assets 100.0%		$10,284,638

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$10,132,583	$—	$—	$10,132,583
Short-Term Investments	—	193,592	—	193,592
Total Investments	$10,132,583	$193,592	$—	$10,326,175

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^ (Unaudited)  February 28, 2025

Number of Shares		Value
Common Stocks 98.0%
Automobile Components 3.5%
16,900	Niterra Co. Ltd.	$498,676
11,100	Sumitomo Electric Industries Ltd.	195,644
		694,320
Banks 6.0%
43,000	Mitsubishi UFJ Financial Group, Inc.	548,191
74,100	Resona Holdings, Inc.	579,778
3,000	SBI Sumishin Net Bank Ltd.	83,256
		1,211,225
Beverages 0.6%
10,500	Asahi Group Holdings Ltd.	130,236
Broadline Retail 5.4%
7,800	J Front Retailing Co. Ltd.	102,032
18,000	Pan Pacific International Holdings Corp.	479,535
19,300	Ryohin Keikaku Co. Ltd.	508,551
		1,090,118
Building Products 3.8%
20,200	Sanwa Holdings Corp.	659,879
2,700	Takasago Thermal Engineering Co. Ltd.	94,278
		754,157
Capital Markets 2.0%
62,300	Nomura Holdings, Inc.	405,882
Chemicals 3.2%
9,900	Mitsubishi Gas Chemical Co., Inc.	152,316
65,000	Nippon Paint Holdings Co. Ltd.	483,559
		635,875
Commercial Services & Supplies 2.0%
22,800	Daiei Kankyo Co. Ltd.	410,145
Construction & Engineering 3.4%
21,900	Kinden Corp.	462,183
15,600	Obayashi Corp.	211,347
		673,530
Electrical Equipment 2.5%
6,600	Fuji Electric Co. Ltd.	294,311
5,500	Sinfonia Technology Co. Ltd.	216,305
		510,616
Electronic Equipment, Instruments & Components 3.0%
1,000	Keyence Corp.	398,877
10,600	Yokogawa Electric Corp.	203,224
		602,101
Financial Services 1.4%
13,900	ORIX Corp.	288,662
Number of Shares		Value
Ground Transportation 2.2%
22,400	East Japan Railway Co.	$442,895
Health Care Equipment & Supplies 2.1%
2,100	Hoya Corp.	246,559
9,900	Terumo Corp.	176,773
		423,332
Hotels, Restaurants & Leisure 3.1%
29,700	Resorttrust, Inc.	613,027
Household Durables 4.2%
11,200	Sekisui House Ltd.	253,236
23,900	Sony Group Corp.	597,889
		851,125
Household Products 1.8%
32,700	Lion Corp.	371,781
Industrial Conglomerates 2.5%
19,800	Hitachi Ltd.	503,239
Insurance 4.8%
27,200	Tokio Marine Holdings, Inc.	968,626
IT Services 4.7%
3,500	NEC Corp.	341,640
24,300	SCSK Corp.	607,225
		948,865
Machinery 9.3%
19,800	Amada Co. Ltd.	189,471
3,300	FANUC Corp.	94,999
10,600	Hoshizaki Corp.	427,932
6,700	MISUMI Group, Inc.	109,526
22,600	Mitsubishi Heavy Industries Ltd.	303,482
8,600	Toyota Industries Corp.	747,373
		1,872,783
Media 1.4%
10,500	TBS Holdings, Inc.	288,232
Pharmaceuticals 2.5%
3,300	Chugai Pharmaceutical Co. Ltd.	165,765
6,600	Daiichi Sankyo Co. Ltd.	151,937
6,200	Tsumura & Co.	178,016
		495,718
Professional Services 2.0%
6,600	Recruit Holdings Co. Ltd.	393,429
Real Estate Management & Development 4.4%
33,000	Mitsui Fudosan Co. Ltd.	287,073
92,400	Tokyu Fudosan Holdings Corp.	603,297
		890,370
Semiconductors & Semiconductor Equipment 1.0%
1,300	Tokyo Electron Ltd.	194,397
See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail 4.4%
9,900	ABC-Mart, Inc.	$189,990
1,700	Nitori Holdings Co. Ltd.	173,971
55,900	USS Co. Ltd.	511,339
		875,300
Technology Hardware, Storage & Peripherals 1.0%
17,900	Ricoh Co. Ltd.	194,574
Textiles, Apparel & Luxury Goods 1.9%
17,200	Asics Corp.	385,156
Trading Companies & Distributors 2.7%
7,900	ITOCHU Corp.	349,119
9,900	Mitsui & Co. Ltd.	185,517
		534,636
Transportation Infrastructure 3.6%
102,700	Mitsubishi Logistics Corp.	721,686
Number of Shares		Value
Wireless Telecommunication Services 1.6%
9,900	KDDI Corp.	$322,856

Total Common Stocks (Cost $19,490,354)		19,698,894

Short-Term Investments 1.9%
Investment Companies 1.9%
379,276	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(a) (Cost $379,276)	379,276
Total Investments 99.9% (Cost $19,869,630)		20,078,170
Other Assets Less Liabilities 0.1%		15,698
Net Assets 100.0%		$20,093,868

(a)	Represents 7-day effective yield as of February 28, 2025.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Japan	$19,698,894	98.0%
Short-Term Investments and Other Assets—Net	394,974	2.0%
	$20,093,868	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Automobile Components	$—	$694,320	$—	$694,320
Banks	—	1,211,225	—	1,211,225
Beverages	—	130,236	—	130,236
Broadline Retail	—	1,090,118	—	1,090,118
Building Products	—	754,157	—	754,157
Capital Markets	—	405,882	—	405,882
Chemicals	—	635,875	—	635,875
Commercial Services & Supplies	—	410,145	—	410,145
Construction & Engineering	—	673,530	—	673,530
Electrical Equipment	—	510,616	—	510,616
Electronic Equipment, Instruments & Components	—	602,101	—	602,101
Financial Services	—	288,662	—	288,662
Ground Transportation	—	442,895	—	442,895
Health Care Equipment & Supplies	—	423,332	—	423,332
Hotels, Restaurants & Leisure	—	613,027	—	613,027
See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^ (Unaudited)  (cont’d)
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Household Durables	$—	$851,125	$—	$851,125
Industrial Conglomerates	—	503,239	—	503,239
Insurance	—	968,626	—	968,626
IT Services	—	948,865	—	948,865
Machinery	—	1,872,783	—	1,872,783
Media	—	288,232	—	288,232
Pharmaceuticals	—	495,718	—	495,718
Professional Services	—	393,429	—	393,429
Real Estate Management & Development	—	890,370	—	890,370
Semiconductors & Semiconductor Equipment	—	194,397	—	194,397
Specialty Retail	—	875,300	—	875,300
Technology Hardware, Storage & Peripherals	—	194,574	—	194,574
Textiles, Apparel & Luxury Goods	—	385,156	—	385,156
Trading Companies & Distributors	—	534,636	—	534,636
Transportation Infrastructure	—	721,686	—	721,686
Wireless Telecommunication Services	—	322,856	—	322,856
Other Common Stocks#	371,781	—	—	371,781
Total Common Stocks	371,781	19,327,113	—	19,698,894
Short-Term Investments	—	379,276	—	379,276
Total Investments	$371,781	$19,706,389	$—	$20,078,170

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  February 28, 2025

Number of Shares		Value
Common Stocks 95.2%
Aerospace & Defense 2.2%
780	General Electric Co.	$161,444
Beverages 3.4%
77,757	Becle SAB de CV(a)	66,544
5,354	Keurig Dr. Pepper, Inc.	179,466
		246,010
Consumer Staples Distribution & Retail 4.3%
1,855	Dollar Tree, Inc.*	135,155
729	PriceSmart, Inc.	65,165
1,094	Walmart, Inc.	107,880
		308,200
Entertainment 8.1%
197	Netflix, Inc.*	193,170
648	Spotify Technology SA*	393,991
		587,161
Health Care Equipment & Supplies 4.4%
1,066	EssilorLuxottica SA	319,190
Hotels, Restaurants & Leisure 23.5%
6,428	Basic-Fit NV*(a)(b)	153,563
13,103	Carnival Corp.*	313,555
1,797	Chipotle Mexican Grill, Inc.*	96,984
6,541	Cie des Alpes	110,600
7,961	DraftKings, Inc. Class A*	349,169
20,575	eDreams ODIGEO SA*	176,084
4,900	Las Vegas Sands Corp.	219,079
909	McDonald's Corp.	280,272
		1,699,306
Insurance 4.5%
1,296	Allstate Corp.	258,098
42,900	ZhongAn Online P&C Insurance Co. Ltd. Class H*(a)(b)	64,318
		322,416
Interactive Media & Services 5.4%
1,141	Alphabet, Inc. Class C	196,503
5,993	Match Group, Inc.	190,038
		386,541
IT Services 3.3%
1,191	Wix.com Ltd.*	239,022
Number of Shares		Value
Passenger Airlines 1.7%
2,054	Delta Air Lines, Inc.	$123,487
Personal Care Products 2.5%
3,197	Unilever PLC	181,145
Specialty Retail 14.1%
916	Home Depot, Inc.	363,286
1,750	TJX Cos., Inc.	218,330
604	Ulta Beauty, Inc.*	221,281
8,623	Warby Parker, Inc. Class A*	213,247
		1,016,144
Textiles, Apparel & Luxury Goods 7.8%
373	Kering SA	104,510
2,842	Moncler SpA	195,395
2,324	NIKE, Inc. Class B	184,595
9,500	PRADA SpA	81,110
		565,610
Tobacco 5.3%
2,455	Philip Morris International, Inc.	381,212
Wireless Telecommunication Services 4.7%
1,245	T-Mobile U.S., Inc.	335,764

Total Common Stocks (Cost $5,685,237)		6,872,652

Short-Term Investments 8.0%
Investment Companies 8.0%
340,797	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(c)	340,797
234,265	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(c)(d)	234,265
Total Short-Term Investments (Cost $575,062)		575,062
Total Investments 103.2% (Cost $6,260,299)		7,447,714
Liabilities Less Other Assets (3.2)%		(231,885)
Net Assets 100.0%		$7,215,829

*	Non-income producing security.
(a)
All or a portion of this security is on loan at February 28, 2025. Total value of all such securities at
February 28, 2025 amounted to $274,588, collateralized by cash collateral of $234,265 and non-cash
(U.S. Treasury Securities) collateral of $64,170 for the Fund (see Note A of the Notes to Financial
Statements).

See Notes to Financial Statements

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $217,881, which represents 3.0% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of February 28, 2025.
(d)	Represents investment of cash collateral received from securities lending.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$5,181,171	71.8%
France	534,300	7.4%
Italy	276,505	3.8%
Israel	239,022	3.3%
United Kingdom	181,145	2.5%
Spain	176,084	2.5%
Netherlands	153,563	2.1%
Mexico	66,544	0.9%
China	64,318	0.9%
Short-Term Investments and Other Liabilities—Net	343,177	4.8%
	$7,215,829	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Health Care Equipment & Supplies	$—	$319,190	$—	$319,190
Hotels, Restaurants & Leisure	1,545,743	153,563	—	1,699,306
Insurance	258,098	64,318	—	322,416
Personal Care Products	—	181,145	—	181,145
Textiles, Apparel & Luxury Goods	184,595	381,015	—	565,610
Other Common Stocks#	3,784,985	—	—	3,784,985
Total Common Stocks	5,773,421	1,099,231	—	6,872,652
Short-Term Investments	—	575,062	—	575,062
Total Investments	$5,773,421	$1,674,293	$—	$7,447,714

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^ (Unaudited)  February 28, 2025

Principal Amount		Value
U.S. Treasury Obligations 92.3%
	U.S. Treasury Notes
$44,300,000	1.75%, due 3/15/2025	$44,261,544
50,000,000	2.88%, due 6/15/2025	49,786,328
53,100,000	3.50%, due 9/15/2025	52,884,696 (a)
57,200,000	4.00%, due 12/15/2025	57,125,372 (a)
114,200,000	4.63%, due 3/15/2026 - 9/15/2026	114,975,366
58,500,000	4.13%, due 6/15/2026	58,550,274
55,300,000	4.38%, due 12/15/2026	55,636,984
Total Investments 92.3% (Cost $432,349,675)		433,220,564
Other Assets Less Liabilities 7.7%		36,358,017 (b)
Net Assets 100.0%		$469,578,581

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Includes the impact of the Fund’s open positions in derivatives at February 28, 2025.
See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At February 28, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
SPDR S&P 500 ETF Trust	188	$(11,170,584)	$584	3/7/2025	$(50,478)
SPDR S&P 500 ETF Trust	31	(1,841,958)	600	3/7/2025	(28,257)
SPDR S&P 500 ETF Trust	1,595	(94,771,710)	601	3/7/2025	(1,551,935)
SPDR S&P 500 ETF Trust	187	(11,111,166)	603	3/7/2025	(207,290)
SPDR S&P 500 ETF Trust	916	(54,426,888)	584	3/14/2025	(413,574)
SPDR S&P 500 ETF Trust	26	(1,544,868)	601	3/14/2025	(27,885)
SPDR S&P 500 ETF Trust	12	(713,016)	605	3/14/2025	(15,876)
SPDR S&P 500 ETF Trust	274	(16,280,532)	607	3/14/2025	(403,328)
SPDR S&P 500 ETF Trust	4	(237,672)	607.5	3/14/2025	(6,034)
SPDR S&P 500 ETF Trust	551	(32,739,318)	609	3/14/2025	(898,405)
SPDR S&P 500 ETF Trust	86	(5,109,948)	610	3/14/2025	(146,802)
SPDR S&P 500 ETF Trust	218	(12,953,124)	591	3/21/2025	(185,300)
SPDR S&P 500 ETF Trust	29	(1,723,122)	599	3/21/2025	(34,568)
SPDR S&P 500 ETF Trust	1,690	(100,416,420)	606	3/21/2025	(2,632,175)
SPDR S&P 500 ETF Trust	1,549	(92,038,482)	582.5	3/28/2025	(1,061,065)
SPDR S&P 500 ETF Trust	498	(29,590,164)	591	3/28/2025	(472,602)
SPDR S&P 500 ETF Trust	109	(6,476,562)	583	4/4/2025	(86,546)
Total options written (premium received $6,320,206)					$(8,222,120)
For the six months ended February 28, 2025, the average market value for the months where the Fund had options written outstanding was $(5,564,775). At February 28, 2025, the Fund had securities pledged in the amount of $94,829,899 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$433,220,564	$—	$433,220,564
Total Investments	$—	$433,220,564	$—	$433,220,564
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of February 28, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(8,222,120)	$—	$—	$(8,222,120)
Total	$(8,222,120)	$—	$—	$(8,222,120)

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  February 28, 2025

Number of Shares		Value
Common Stocks 98.8%
Banks 5.8%
76,132	Community Financial System, Inc.	$4,818,394
23,415	Cullen/Frost Bankers, Inc.	3,208,558
59,759	Prosperity Bancshares, Inc.	4,587,101
		12,614,053
Building Products 3.0%
23,718	Armstrong World Industries, Inc.	3,644,508
17,729	Simpson Manufacturing Co., Inc.	2,914,647
		6,559,155
Commercial Services & Supplies 4.6%
52,837	Brady Corp. Class A	3,829,097
68,753	Rollins, Inc.	3,601,970
92,528	Tetra Tech, Inc.	2,700,892
		10,131,959
Construction & Engineering 4.4%
33,457	Arcosa, Inc.	2,806,373
19,878	Valmont Industries, Inc.	6,924,899
		9,731,272
Construction Materials 2.2%
21,618	Eagle Materials, Inc.	4,890,208
Consumer Staples Distribution & Retail 1.1%
5,564	Casey's General Stores, Inc.	2,304,664
Containers & Packaging 2.4%
36,185	AptarGroup, Inc.	5,310,149
Diversified Consumer Services 1.8%
30,589	Bright Horizons Family Solutions, Inc.*	3,966,170
Electric Utilities 2.3%
78,646	Alliant Energy Corp.	5,075,026
Electronic Equipment, Instruments & Components 2.0%
18,846	Littelfuse, Inc.	4,374,345
Energy Equipment & Services 1.5%
70,484	Tidewater, Inc.*	3,215,480
Financial Services 1.2%
25,387	Shift4 Payments, Inc. Class A*	2,506,966
Health Care Equipment & Supplies 2.3%
75,445	Haemonetics Corp.*	4,941,648
Health Care Providers & Services 2.8%
10,121	Chemed Corp.	6,080,697
Number of Shares		Value
Hotels, Restaurants & Leisure 1.9%
23,034	Texas Roadhouse, Inc.	$4,240,329
Household Durables 1.0%
13,021	Installed Building Products, Inc.	2,231,799
Household Products 1.7%
33,155	Church & Dwight Co., Inc.	3,686,836
Insurance 4.9%
62,820	RLI Corp.	4,779,974
85,048	Ryan Specialty Holdings, Inc.	5,952,509
		10,732,483
Life Sciences Tools & Services 2.7%
52,116	Bio-Techne Corp.	3,218,163
14,251	ICON PLC*	2,707,975
		5,926,138
Machinery 14.5%
28,394	Crane Co.	4,627,938
72,348	Enerpac Tool Group Corp.	3,347,542
190,307	Gates Industrial Corp. PLC*	4,118,244
39,058	ITT, Inc.	5,516,552
19,844	Lincoln Electric Holdings, Inc.	4,101,556
14,466	RBC Bearings, Inc.*	5,196,187
61,075	Toro Co.	4,898,826
		31,806,845
Marine Transportation 2.2%
45,968	Kirby Corp.*	4,790,785
Media 1.9%
25,128	Nexstar Media Group, Inc. Class A	4,250,401
Oil, Gas & Consumable Fuels 3.4%
164,415	CNX Resources Corp.*	4,751,593
136,808	Sitio Royalties Corp. Class A	2,736,160
		7,487,753
Professional Services 1.2%
49,985	UL Solutions, Inc. Class A	2,658,702
Real Estate Management & Development 3.5%
28,173	Colliers International Group, Inc.	3,612,342
22,336	FirstService Corp.	3,940,741
		7,553,083
Semiconductors & Semiconductor Equipment 7.4%
38,189	Entegris, Inc.	3,865,491
72,805	Lattice Semiconductor Corp.*	4,538,664
45,303	MKS Instruments, Inc.	4,159,721
60,338	Power Integrations, Inc.	3,668,550
		16,232,426
See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Software 9.6%
75,734	Bentley Systems, Inc. Class B	$3,324,723
14,226	Commvault Systems, Inc.*	2,426,386
2,742	Fair Isaac Corp.*	5,172,372
9,787	Manhattan Associates, Inc.*	1,731,124
19,893	SPS Commerce, Inc.*	2,649,748
9,511	Tyler Technologies, Inc.*	5,786,778
		21,091,131
Specialty Retail 1.7%
67,826	Tractor Supply Co.	3,754,169
Trading Companies & Distributors 3.8%
55,711	Core & Main, Inc. Class A*	2,841,818
10,968	Watsco, Inc.	5,531,492
		8,373,310

Total Common Stocks (Cost $219,505,730)		216,517,982
Number of Shares		Value

Short-Term Investments 1.7%
Investment Companies 1.7%
3,612,875	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(a) (Cost $3,612,875)	$3,612,875
Total Investments 100.5% (Cost $223,118,605)		220,130,857
Liabilities Less Other Assets (0.5)%		(1,056,563)
Net Assets 100.0%		$219,074,294

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$216,517,982	$—	$—	$216,517,982
Short-Term Investments	—	3,612,875	—	3,612,875
Total Investments	$216,517,982	$3,612,875	$—	$220,130,857

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)
Neuberger Berman ETF Trust

	China Equity ETF	Commodity Strategy ETF**	Core Equity ETF
	February 28, 2025	February 28, 2025	February 28, 2025
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$6,161,475	$196,061,945	$272,981,547
Cash	—	2,047,747	—
Foreign currency(b)	—	—	—
Cash collateral segregated for futures contracts (Note A)	—	9,226,582	—
Dividends and interest receivable	1,336	1,049,240	229,252
Receivable for securities sold	45,854	—	94,552
Receivable for accumulated variation margin on futures contracts (Note A)	—	505,046	—
Receivable from Management—net (Note B)	31,398	44,914	107,679
Receivable for Fund shares sold	—	1,632,600	—
Receivable for securities lending income (Note A)	—	—	—
Due from affiliate	3,342	—	—
Prepaid expenses and other assets	23	1,673	—
Total Assets	6,243,428	210,569,747	273,413,030
Liabilities
Payable to investment manager—net (Note B)	2,802	78,734	42,111
Option contracts written, at value(c) (Note A)	—	—	—
Due to custodian	—	—	—
Payable for securities purchased	—	9,212,053	—
Payable for Fund shares redeemed	—	1,104,965	—
Payable to administrator—net (Note B)	—	—	—
Payable to trustees	7,399	7,117	8,229
Payable for audit fees	16,543	44,620	13,847
Payable for custodian and accounting fees	14,936	19,162	5,057
Payable for legal fees	2,522	11,450	775
Payable for shareholder servicing fees	3,006	4,513	2,951
Payable for organization costs	—	—	—
Payable for cash collateral on loaned securities (Note A)	—	—	—
Other accrued expenses and payables	2,611	36,822	15,101
Total Liabilities	49,819	10,519,436	88,071
Net Assets	$6,193,609	$200,050,311	$273,324,959

Net Assets consist of:
Paid-in capital	$23,591,584	$282,313,952	$252,097,560
Total distributable earnings/(losses)	(17,397,975)	(82,263,641)	21,227,399
Net Assets	$6,193,609	$200,050,311	$273,324,959
Shares Outstanding ($0.001 par value; unlimited shares authorized)	236,994	9,188,076	10,000,001
Net Asset Value, offering and redemption price per share	$26.13	$21.77	$27.33

†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$5,579,908	$195,776,601	$251,482,812
(b) Total cost of foreign currency	$—	$—	$—
(c) Premium received from option contracts written	$—	$—	$—

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Disrupters ETF	Growth ETF	Japan Equity ETF	Next Generation Connected Consumer ETF	Option Strategy ETF	Small-Mid Cap ETF
February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025

$23,470,173	$10,326,175	$20,078,170	$7,447,714	$433,220,564	$220,130,857
—	—	—	—	—	—
—	—	—	678	—	—
—	—	—	—	—	—
3,203	6,282	28,087	4,710	5,521,621	134,267
—	—	—	—	45,462,716	—
—	—	—	—	—	—
—	37,049	37,014	—	—	23,591
—	—	—	—	—	—
—	—	—	38	—	—
—	—	—	—	—	—
—	—	—	28	71	—
23,473,376	10,369,506	20,143,271	7,453,168	484,204,972	220,288,715

10,448	2,774	6,196	3,074	146,065	100,646
—	—	—	—	8,222,120	—
—	—	—	—	2,604,345	—
—	—	—	—	3,557,310	1,021,907
—	—	—	—	—	—
—	—	—	—	27,105	—
—	12,234	11,573	—	6,859	8,215
—	8,569	11,960	—	23,446	20,112
—	8,829	9,352	—	17,363	13,118
—	12,656	—	—	13,998	—
—	2,532	3,096	—	3,182	2,951
—	30,469	—	—	—	25,031
—	—	—	234,265	—	—
58	6,805	7,226	—	4,598	22,441
10,506	84,868	49,403	237,339	14,626,391	1,214,421
$23,462,870	$10,284,638	$20,093,868	$7,215,829	$469,578,581	$219,074,294

$19,946,462	$10,298,987	$20,327,818	$6,475,155	$477,961,134	$223,082,838
3,516,408	(14,349)	(233,950)	740,674	(8,382,553)	(4,008,544)
$23,462,870	$10,284,638	$20,093,868	$7,215,829	$469,578,581	$219,074,294
779,000	425,001	825,001	275,001	17,723,476	8,725,001
$30.12	$24.20	$24.36	$26.24	$26.49	$25.11

$—	$—	$—	$274,588	$—	$—

$19,537,510	$10,335,166	$19,869,630	$6,260,299	$432,349,675	$223,118,605
$—	$—	$—	$672	$—	$—
$—	$—	$—	$—	$6,320,206	$—

Statements of Operations (Unaudited)
Neuberger Berman ETF Trust
	China Equity ETF	Commodity Strategy ETF**	Core Equity ETF
	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$32,284	$—	$1,592,766
Interest and other income—unaffiliated issuers	5,544	5,310,021	12,419
Income from securities loaned—net	—	—	—
Foreign taxes withheld	(2,833)	—	(1,217)
Total income	$34,995	$5,310,021	$1,603,968
Expenses:
Investment management fees (Note B)	17,547	538,468	376,266
Administration fees (Note B)	2,632	96,924	112,880
Transfer agent fees	5,924	5,923	5,951
Audit fees	14,763	20,967	13,287
Organization expenses (Note A)	—	—	56,408
Subsidiary administration fees	—	24,795	—
Custodian and accounting fees	23,848	47,220	44,621
Insurance	75	3,585	489
Legal fees	47,055	41,431	34,004
Registration and filing fees	489	—	25,799
Shareholder reports	1,056	16,429	5,356
Stock exchange listing fees	4,699	4,698	5,448
Trustees' fees and expenses	30,760	30,864	30,312
Miscellaneous and other fees (Note A)	4,416	11,696	9,541
Total expenses	153,264	843,000	720,362

Expenses reimbursed by Management (Note B)	(131,510)	(149,269)	(228,608)
Investment management fees waived (Note B)	—	—	(125,422)
Total net expenses	21,754	693,731	366,332
Net investment income/(loss)	$13,241	$4,616,290	$1,237,636

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	393,782	130,656	(494,953)
Redemption in-kind	—	—	194,053
Settlement of foreign currency transactions	(2,859)	—	—
Expiration or closing of futures contracts	—	11,570,789	—
Expiration or closing of option contracts written	—	—	—
Net increase from payments by affiliates	3,342	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	543,645	8,209	11,667,078
Foreign currency translations	(3,272)	—	—
Futures contracts	—	1,078,265	—
Option contracts written	—	—	—
Net gain/(loss) on investments	934,638	12,787,919	11,366,178
Net increase/(decrease) in net assets resulting from operations	$947,879	$17,404,209	$12,603,814

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Disrupters ETF	Growth ETF	Japan Equity ETF	Next Generation Connected Consumer ETF	Option Strategy ETF	Small-Mid Cap ETF
For the Six Months Ended February 28, 2025	For the Period from December 18, 2024 (Commencement of Operations) to February 28, 2025	For the Period from September 11, 2024 (Commencement of Operations) to February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025

$61,014	$11,901	$159,259	$32,202	$14,742	$992,704
11,171	1,482	7,848	8,067	10,509,692	61,676
—	—	—	239	—	—
(480)	(138)	(19,977)	—	—	(2,103)
$71,705	$13,245	$147,130	$40,508	$10,524,434	$1,052,277

69,990	9,723	46,094	21,818	937,402	619,204
—	1,862	6,914	—	205,771	92,881
—	2,532	5,763	—	5,838	5,951
—	8,569	13,950	—	21,666	19,122
—	83,004	101,622	—	—	—
—	—	—	—	—	—
—	8,829	21,073	—	35,552	27,902
—	79	21	—	5,855	1,484
—	12,656	53,387	—	30,346	31,961
—	—	—	—	—	23,052
—	1,315	1,593	—	8,922	7,238
—	1,824	4,403	—	5,258	4,931
—	12,234	26,375	—	30,947	30,327
—	3,938	5,284	—	13,400	9,140
69,990	146,565	286,479	21,818	1,300,957	873,193

—	(134,980)	(233,470)	—	(38,204)	(117,698)
(10,768)	(2,689)	(15,365)	(3,357)	—	—
59,222	8,896	37,644	18,461	1,262,753	755,495
$12,483	$4,349	$109,486	$22,047	$9,261,681	$296,782

215,872	(9,707)	(417,065)	(9,388)	(2,210,816)	112,032
—	—	—	—	—	170,376
—	—	(3,289)	(388)	—	—
—	—	—	—	—	—
—	—	—	—	26,129,205	—
—	—	—	—	—	—

(8,803)	(8,991)	208,540	954,949	(885,222)	(9,513,479)
—	—	546	(27)	—	—
—	—	—	—	—	—
—	—	—	—	(4,634,913)	—
207,069	(18,698)	(211,268)	945,146	18,398,254	(9,231,071)
$219,552	$(14,349)	$(101,782)	$967,193	$27,659,935	$(8,934,289)

Statements of Changes in Net Assets
Neuberger Berman ETF Trust

	China Equity ETF		Commodity Strategy ETF*
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2025 (Unaudited)	August 31, 2024(a)	February 28, 2025 (Unaudited)	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$13,241	$102,027	$4,616,290	$12,727,267
Net realized gain/(loss) on investments	390,923	(726,571)	11,701,445	(14,321,251)
Net increase from payments by affiliates (Note B)	3,342	—	—	—
Change in net unrealized appreciation/(depreciation) of investments	540,373	169,455	1,086,474	(5,738,199)
Net increase/(decrease) in net assets resulting from operations	947,879	(455,089)	17,404,209	(7,332,183)
Distributions to Shareholders From (Note A):
Distributable earnings	(69,534)	—	(9,842,279)	(10,388,667)
Tax return of capital	—	—	—	—
Total distributions to shareholders	(69,534)	—	(9,842,279)	(10,388,667)
From Fund Share Transactions (Note D):
Proceeds from shares sold	—	4,190,902 (b)	18,792,207	60,378,809
Payments for shares redeemed	—	(93,466)(b)	(54,041,993)	(89,646,650)
Net increase/(decrease) from Fund share transactions	—	4,097,436	(35,249,786)	(29,267,841)
Net Increase/(Decrease) in Net Assets	878,345	3,642,347	(27,687,856)	(46,988,691)
Net Assets:
Beginning of period	5,315,264	1,672,917	227,738,167	274,726,858
End of period	$6,193,609	$5,315,264	$200,050,311	$227,738,167

*	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
(a)
After the close of business on October 13, 2023, Neuberger Berman Greater China Equity Fund (the "Predecessor Fund") was
reorganized into Neuberger Berman China Equity ETF. The amounts disclosed include those of the Predecessor Fund. Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)
The dollar amounts disclosed are the total from fund share transaction of the Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund. See Note D of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Core Equity ETF		Disrupters ETF		Growth ETF	Japan Equity ETF	Next Generation Connected Consumer ETF
Six Months Ended	Period from July 31, 2024 (Commencement of Operations) to	Six Months Ended	Fiscal Year Ended	Period from December 18, 2024 (Commencement of Operations) to	Period from September 11, 2024 (Commencement of Operations) to	Six Months Ended	Fiscal Year Ended
February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	February 28, 2025 (Unaudited)	February 28, 2025 (Unaudited)	August 31, 2024

$1,237,636	$190,948	$12,483	$(19,518)	$4,349	$109,486	$22,047	$41,778
(300,900)	(191,082)	215,872	815,471	(9,707)	(420,354)	(9,776)	(94,442)
—	—	—	—	—	—	—	—
11,667,078	9,831,657	(8,803)	2,496,517	(8,991)	209,086	954,922	433,305
12,603,814	9,831,523	219,552	3,292,470	(14,349)	(101,782)	967,193	380,641

(1,207,938)	—	—	—	—	(132,168)	(52,828)	(31,475)
—	—	—	—	—	—	—	—
(1,207,938)	—	—	—	—	(132,168)	(52,828)	(31,475)

39,182,725	216,161,298	3,875,313	6,992,959	10,298,987	20,327,818	556,667	—
(3,246,463)	—	—	(2,063,638)	—	—	—	—
35,936,262	216,161,298	3,875,313	4,929,321	10,298,987	20,327,818	556,667	—
47,332,138	225,992,821	4,094,865	8,221,791	10,284,638	20,093,868	1,471,032	349,166

225,992,821	—	19,368,005	11,146,214	—	—	5,744,797	5,395,631
$273,324,959	$225,992,821	$23,462,870	$19,368,005	$10,284,638	$20,093,868	$7,215,829	$5,744,797

Statements of Changes in Net Assets (cont’d)
Neuberger Berman ETF Trust

	Option Strategy ETF**			Small-Mid Cap ETF
	Six Months Ended	Period Ended From	Fiscal Year Ended	Six Months Ended	Period from March 20, 2024 (Commencement of Operations) to
	February 28, 2025 (Unaudited)	November 1, 2023 to August 31, 2024(a)	October 31, 2023	February 28, 2025 (Unaudited)	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$9,261,681	$16,778,341	$26,027,176	$296,782	$192,505
Net realized gain/(loss) on investments	23,918,389	40,328,986	806,758	282,408	(1,325,826)
Change in net unrealized appreciation/(depreciation) of investments	(5,520,135)	4,630,064	24,440,979	(9,513,479)	6,525,731
Net increase/(decrease) in net assets resulting from operations	27,659,935	61,737,391	51,274,913	(8,934,289)	5,392,410
Distributions to Shareholders From (Note A):
Distributable earnings	(21,516,111)	(16,777,992)(b)	(27,732,358)(b)	(466,665)	—
Tax return of capital	—	(4,514,912)	(622,678)(b)	—	—
Total distributions to shareholders	(21,516,111)	(21,292,904)	(28,355,036)	(466,665)	—
From Fund Share Transactions (Note D):
Proceeds from shares sold	62,999,751	213,413,467 (c)	156,648,618 (c)	31,238,046	193,135,457
Proceeds from reinvestment of dividends and distributions	—	3,038,359 (c)	28,262,717 (c)	—	—
Payments for shares redeemed	(41,540,790)	(280,231,765)(c)	(209,261,486)(c)	(1,290,665)	—
Net increase/(decrease) from Fund share transactions	21,458,961	(63,779,939)	(24,350,151)	29,947,381	193,135,457
Net Increase/(Decrease) in Net Assets	27,602,785	(23,335,452)	(1,430,274)	20,546,427	198,527,867
Net Assets:
Beginning of period	441,975,796	465,311,248	466,741,522	198,527,867	—
End of period	$469,578,581	$441,975,796	$465,311,248	$219,074,294	$198,527,867

**	The Fund changed its fiscal year end from October 31 to August 31. See Note H.
(a)
After the close of business on January 26, 2024, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the "Predecessor Fund")
was reorganized into Neuberger Berman Option Strategy ETF. The amounts disclosed include those of the Predecessor Fund. Refer to
Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)	Included in these amounts are the distributions to shareholders and tax return of capital from Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund:

	For the Period from November 1, 2023 to August 31, 2024	For the Year Ended October 31, 2023
Distributable earnings:
Institutional Class	$(20,405,632)	$(18,273,823)
Class A	—	(264,159)
Class C	—	(40,785)
Class R6	(887,272)	(9,153,591)
Tax return of capital:
Institutional Class	—	(410,551)
Class R6	—	(212,127)

(c)
The dollar amounts disclosed are the total from fund share transaction of the Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund. See Note D of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Notes to Financial Statements ETF Trustß (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman China Equity ETF ("China Equity ETF"), Neuberger Berman Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Berman Core Equity ETF ("Core Equity ETF"), Neuberger Berman Disrupters ETF ("Disrupters ETF"), Neuberger Berman Growth ETF ("Growth ETF"), Neuberger Berman Japan Equity ETF ("Japan Equity ETF"), Neuberger Berman Next Generation Connected Consumer ETF ("Next Generation Connected Consumer ETF"), Neuberger Berman Option Strategy ETF ("Option Strategy ETF") and Neuberger Berman Small-Mid Cap ETF ("Small-Mid Cap ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except China Equity ETF, Core Equity ETF and Disrupters ETF) is diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Each of Core Equity ETF, Growth ETF, Japan Equity ETF and Small-Mid Cap ETF had no operations until July 31, 2024, December 18, 2024, September 11, 2024 and March 20, 2024, respectively, other than matters relating to each Fund's organization and its registration of shares under the 1933 Act. As further described in Note A-2, each of Commodity Strategy ETF, China Equity ETF and Option Strategy ETF commenced operations as an ETF following its respective reorganization from a mutual fund.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of February 28, 2025, the value of Commodity Strategy's ETF investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$32,031,659	16.0%
2
Reorganizations: Pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees of the applicable trust, the following funds (each, a "Predecessor Fund" and collectively the "Predecessor Funds") were each reorganized into a newly organized series of the Trust (each, a "New Fund" and collectively, the "New Funds") (each, a "Reorganization") as of the close of business on the dates noted below (each, a "Closing Date"). Shares of each New Fund were initially listed on the NYSE Arca, Inc. (the "Exchange") on the dates noted below.

ß
Notes to Consolidated Financial Statements for Commodity Strategy ETF

Predecessor Fund	New Fund	Closing Date	Initial Listing Date on the Exchange
Neuberger Berman Commodity Strategy Fund	Commodity Strategy ETF	October 21, 2022	October 24, 2022
Neuberger Berman Greater China Equity Fund	China Equity ETF	October 13, 2023	October 16, 2023
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund	Option Strategy ETF	January 26, 2024	January 29, 2024
Each New Fund was organized solely in connection with its respective Reorganization for the purpose of acquiring the assets and liabilities of its respective Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF. Each New Fund had no investment operations or performance history prior to the Closing Date. Each New Fund is the surviving legal entity, but has adopted the performance, cost basis of securities received and financial history of its respective Predecessor Fund, which is included in these financial statements. Each Reorganization was structured to be a tax-free reorganization under the U.S. Internal Revenue Code. In connection with each Reorganization, shareholders of a Predecessor Fund received shares of the New Fund equal in value to the number of shares of the Predecessor Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the New Fund, which cash payment may have been taxable. Each New Fund (except China Equity ETF as noted below) has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its Predecessor Fund. China Equity ETF is managed by the same investment adviser, NBIA, as the Predecessor Fund but has different principal investment strategies, no longer has a subadviser and does not have the same portfolio managers as the Predecessor Fund. Effective as of the close of business on its Closing Date, each Predecessor Fund ceased operations in connection with the consummation of its Reorganization.
3
Consolidation: The accompanying financial statements of Commodity Strategy ETF present the consolidated accounts of Commodity Strategy ETF and the CS Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.
4
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Trust's Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
5
Foreign currency translations: The accounting records of the Funds and the CS Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
6
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations.
7
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to qualify or to continue to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

The CS Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy ETF will include in its taxable income its share of the CS Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary will be disregarded for purposes of computing Commodity Strategy ETF's taxable income in the current period and also disregarded for all future periods.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at February 28, 2025 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China Equity ETF	$5,658,738	$760,632	$263,683	$496,949
Commodity Strategy ETF	289,601,838	8,027,919	101,062,766	(93,034,847)
Core Equity ETF	251,491,263	26,765,196	5,274,912	21,490,284
Disrupters ETF	19,536,136	4,657,154	723,117	3,934,037
Growth ETF	10,335,166	430,887	439,878	(8,991)
Japan Equity ETF	19,869,630	923,850	715,310	208,540
Next Generation Connected Consumer ETF	6,268,215	1,842,756	663,285	1,179,471
Option Strategy ETF	432,349,675	1,183,256	4,609,210	(3,425,954)
Small-Mid Cap ETF	223,118,605	15,295,088	18,282,836	(2,987,748)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2024, the Funds recorded permanent reclassifications related to one or more of the following: net operating losses written off, non-deductible expenses relating to partnership investments, wholly owned subsidiary income & gain (loss), non-deductible excise tax, prior year true up adjustments, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2024, the Funds recorded the following permanent reclassifications:
	Paid-in Capital	Total Distributable Earnings/(Losses)
China Equity ETF	$—	$—
Commodity Strategy ETF	(12,570,695)	12,570,695
Core Equity ETF	—	—
Disrupters ETF	647,121	(647,121)
Next Generation Connected Consumer ETF	(753)	753
Option Strategy ETF	—	—
Small-Mid Cap ETF	—	—

The tax character of distributions paid during the years ended August 31, 2024, and August 31, 2023, was as follows:
	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2024	2023	2024	2023	2024	2023	2024	2023
China Equity ETF(a)	$—	$223,442	$—	$—	$—	$114	$—	$223,556
Commodity Strategy ETF	10,388,667	27,372,087	—	—	—	—	10,388,667	27,372,087
Core Equity ETF	— (b)	—	— (b)	—	— (b)	—	— (b)	—
Disrupters ETF	—	—	—	—	—	—	—	—
Next Generation Connected Consumer ETF	31,475	5,300	—	—	—	—	31,475	5,300
Option Strategy ETF(a)(c)	16,777,992 (d)	27,732,358 (e)	— (d)	— (e)	4,514,912 (d)	622,678 (e)	21,292,904 (d)	28,355,036 (e)
Small-Mid Cap ETF	— (f)	—	— (f)	—	— (f)	—	— (f)	—

(a)	Amounts disclosed are inclusive of the respective Predecessor Fund.
(b)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(c)
On June 29, 2023, the Neuberger Berman Alternative Funds' Board of Trustees approved a change in fiscal year end from October 31 to August 31 for the Predecessor Fund. This change was effective beginning with the current fiscal period, November 1, 2023.

(d)	Period from November 1, 2023 to August 31, 2024.
(e)	Year ended October 31.
(f)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
As of August 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
China Equity ETF(a)	$69,522	$—	$(35,120)	$(18,303,022)	$(7,700)	$(18,276,320)
Commodity Strategy ETF	6,931,359	—	(94,121,321)	(2,635,452)	(157)	(89,825,571)
Core Equity ETF	200,289	—	9,823,206	(182,631)	(9,341)	9,831,523
Disrupters ETF	—	—	3,942,840	(645,984)	—	3,296,856
Next Generation Connected Consumer ETF	34,982	—	224,577	(433,250)	—	(173,691)
Option Strategy ETF(a)(b)	—	—	2,094,181	(16,618,179)	(2,379)	(14,526,377)
Small-Mid Cap ETF	252,023	—	6,525,731	(1,325,826)	(59,518)	5,392,410

(a)	Amounts disclosed are inclusive of the respective Predecessor Fund.
(b)	Period from November 1, 2023 to August 31, 2024.
The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: losses disallowed and/or recognized on wash sales, amortization of organizational expenses, amortization of bond premium, mark-to-market adjustments on options and wholly owned subsidiary inclusions.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
China Equity ETF	$11,535,388	$6,767,634
Commodity Strategy ETF	104,818	2,530,634
Core Equity ETF	—	182,631
Disrupters ETF	—	617,488
Next Generation Connected Consumer ETF	311,133	122,117
Option Strategy ETF(a)	16,618,179	—
Small-Mid Cap ETF	—	1,325,826

(a)	Period from November 1, 2023 to August 31, 2024.
During the year ended August 31, 2024, Commodity Strategy, Disrupters and Option Strategy utilized capital loss carryforwards of $66,598, $158,590 and $41,871,782, respectively.
Option Strategy determines the amount of its monthly distribution to pay based on a combination of expected premiums and gains (collectively referred to as "premiums") from writing put options, the portion of such premiums to be included in such distribution and interest from the Fund’s fixed income investments, net of expenses, during that period. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFIC mark to market losses) realized on investment transactions after October 31. For the year ended August 31, 2024, the Funds elected to defer the following late-year ordinary losses and post October capital losses:
	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Disrupters ETF	$28,496	$—
8
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
9
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Except for Option Strategy ETF, as noted below, distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.
On March 28, 2024, the Board approved the change of distribution frequency for Option Strategy ETF from quarterly and annually for net investment income and short-term realized gains, respectively, if any, to monthly, effective April 1, 2024.

10
Organization expenses: Costs incurred by Core Equity ETF, Growth ETF and Japan Equity ETF in connection with each organization, which amounted to $56,408, $83,004 and $101,622, respectively, and are reflected in "Organization expenses" in the Statements of Operations, have been expensed as incurred.
11
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
China Investment Risk: The Chinese economy, industries, and securities and currency markets may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation.
Investing in companies controlled by various Chinese governmental authorities involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of such companies.
Japan Investment Risk: The Japanese economy may be subject to economic, political and social instability, which could have an adverse effect on the Japanese securities held by a Fund. The Japanese market can experience significant volatility due to exchange rates, social, political, regulatory, economic or environmental events and natural disasters that may occur in Japan. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by government intervention and protectionism, reliance on oil imports, an unstable financial services sector, relatively high unemployment, a highly regulated labor market, an aging demographic, declining population, and large government debt. As such, economic growth is heavily dependent on continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies.
Currency Risk: Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Foreign and Emerging Market Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
12
Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
13
When-issued/delayed delivery securities: Commodity Strategy ETF and Option Strategy ETF may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Commodity Strategy ETF may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
14
Derivative instruments: Certain Funds' use of derivatives during the six months ended February 28, 2025, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at February 28, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended February 28, 2025, Commodity Strategy ETF used commodity futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund.
At the time a Fund or CS Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or CS Subsidiary as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund or CS Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund or CS Subsidiary because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund or CS Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by a Fund or CS Subsidiary may cause the Fund or CS Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or CS Subsidiary. Also, a Fund’s or CS Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s or CS Subsidiary's taxable income.
Options: During the six months ended February 28, 2025, Option Strategy ETF used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At February 28, 2025, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Strategy ETF
Futures
Commodity risk	Receivable/Payable for accumulated variation margin on futures contracts	$7,720,889	Receivable/Payable for accumulated variation margin on futures contracts	$(7,215,843)
Option Strategy ETF
Options written
Equity risk	—	—	Option contracts written, at value	(8,222,120)
The impact of the use of these derivative instruments on the Statements of Operations during the six months ended February 28, 2025, was as follows:
Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Commodity Strategy ETF
Futures
Commodity risk	$11,570,789	1,078,265
Option Strategy ETF
Options written
Equity risk	26,129,205	$(4,634,913)

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Options written	Option contracts written
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that China Equity ETF, Core Equity ETF, Disrupters ETF, Growth ETF, Japan Equity ETF, Next Generation Connected Consumer ETF and Small-Mid Cap ETF did not hold any derivative instruments during the six months ended February 28, 2025 that require additional disclosures pursuant to ASC 815.
15
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of February 28, 2025, the Fund listed below had outstanding loans of securities to certain approved brokers with a value as follows:
Value of Securities Loaned
Next Generation Connected Consumer ETF	$274,588

As of February 28, 2025, the Fund listed below had outstanding loans of securities to certain approved brokers for which the Fund received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Next Generation Connected Consumer ETF	$298,435	$—	$—	$—	$298,435

(a)	Amounts represent the payable for collateral received for loaned securities.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Next Generation Connected Consumer ETF
Securities lending	$274,588	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Next Generation Connected Consumer ETF
SSB	$274,588	$—	$(274,588)	$—	$—	$—	$—	$—
Total	$274,588	$—	$(274,588)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of February 28, 2025, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of February 28, 2025.

16
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
17
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment are consistent with that presented within each Fund's financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Disrupters ETF and Next Generation Connected Consumer ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business. In addition, Management provides to each Fund certain Fund services and administrative services as specified in the Management Agreement.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.
For such investment management services, the Funds pay NBIA monthly an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:
	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $2.5 billion	Thereafter
China Equity ETF	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Commodity Strategy ETF and CS Subsidiary(a)	0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.35%
Core Equity ETF(b)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Disrupters ETF(b)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Growth ETF(b)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Japan Equity ETF(b)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Next Generation Connected Consumer ETF(b)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Option Strategy ETF	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Small-Mid Cap ETF(c)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

(a)	Less the net assets of the CS Subsidiary for Commodity Strategy ETF.
(b)
NBIA has contractually agreed to waive its management fee by 0.10% of Core Equity ETF, Disrupters ETF and Next Generation Connected Consumer's ETF's average net assets. This undertaking lasts until April 8,
2026 (August 31, 2026 for Core Equity ETF) and may not be terminated during its term without the consent of the Board. NBIA has contractually agreed to waive its management fee by 0.13% and 0.20% of Growth
ETF's and Japan Equity ETF's average net assets, respectively. This undertaking lasts until August 31, 2026 and may not be terminated during its term without the consent of the Board. The fee waiver for each of
Core Equity ETF, Growth ETF and Japan Equity ETF will not reduce expenses below the contractual expense limitation agreement described below. Management fees contractually waived are not subject to recovery by NBIA.

(c)	Effective April 1, 2025, the management fee is 0.64%.

Management fees waived for the six months ended February 28, 2025 were as follows:
Fund	Percentage of Average Daily Net Assets	Effective Date(s)	Management Fees Waived for the Six Months Ended February 28, 2025
Core Equity ETF	0.10%	3/20/2024	$125,422
Disrupters ETF	0.10%	4/6/2022	$10,768
Growth ETF	0.13%	12/18/2024	$2,689
Japan Equity ETF	0.20%	9/11/2024	$15,365
Next Generation Connected Consumer ETF	0.10%	4/6/2022	$3,357
Accordingly, for the six months ended February 28, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:
Effective Rate
Commodity Strategy ETF(a)	0.50%
CS Subsidiary	0.50%
Core Equity ETF	0.20%
Disrupters ETF	0.55%
Growth ETF	0.34%
Japan Equity ETF	0.40%
Next Generation Connected Consumer ETF	0.55%

(a)	Less the net assets of the CS Subsidiary.
Disrupters ETF and Next Generation Connected Consumer ETF:
NBIA has contractually agreed to pay all operating expenses of each Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Funds' consent, Management may subcontract to third parties some of its responsibilities to the Funds under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among that Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF:
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy ETF has agreed to share with the CS Subsidiary. For the six months ended February 28, 2025, the expenses of the CS Subsidiary amounted to $154,387. Prior to each Reorganization, each Predecessor Fund incurred fees and engaged in transactions with affiliates. Expenses, other than management fees, which include balances of each Predecessor Fund and its respective Fund, as shown in the respective Fund's Statement of Operations were expenses incurred by that Predecessor Fund.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended February 28, 2025, there was no repayment to NBIA under these agreements.
At February 28, 2025, the Funds' contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024	2025
			Subject to Repayment until August 31,
Fund	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
China Equity ETF	0.74%(b)	8/31/28	$183,057	$226,862	$285,356	$131,510
Commodity Strategy ETF	0.64%(c)	8/31/28	290,598 (d)	269,368	290,488	149,269
Core Equity ETF	0.29%(e)	8/31/26	—	—	155,888 (f)	228,608
Growth ETF	0.43%(g)	8/31/26	—	—	—	134,980 (h)
Japan Equity ETF	0.49%(i)	8/31/26	—	—	—	233,470 (j)
Option Strategy ETF	0.55%(k)	8/31/28	145,420 (l)	152,800 (l)	183,251 (m)	38,204
Small-Mid Cap ETF	0.73%(n)	8/31/28	—	—	178,213 (o)	117,698

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	Expenses waived or reimbursed prior to the close of business on October 13, 2023, are of the Predecessor Fund which had a contractual expense limitation of 1.50% for its Institutional Class.
(c)	Expenses waived or reimbursed prior to the close of business on October 21, 2022, are of the Predecessor Fund which had a contractual expense limitation of 0.73% for its Institutional Class.
(d)	Period from November 1, 2021 to August 31, 2022.
(e)
0.29% per annum of the Fund's average net assets until 8/31/26 after taking into account the contractual management fee waiver discussed above, 0.39% per annum of the Fund's average net assets from 9/1/26 to 8/31/28.

(f)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(g)
0.43% per annum of the Fund's average net assets until 8/31/26 after taking into account the contractual management fee waiver discussed above, 0.56% per annum of the Fund's average net assets from 9/1/26 to 8/31/28.

(h)	Period from December 18, 2024 (Commencement of Operations) to February 28, 2025.

(i)
0.49% per annum of the Fund's average net assets until 8/31/26 after taking into account the contractual management fee waiver discussed above, 0.69% per annum of the Fund's average net assets from 9/1/26 to 8/31/28.

(j)	Period from September 11, 2024 (Commencement of Operations) to February 28, 2025.
(k)
Expenses waived or reimbursed prior to the close of business on January 26, 2024, are of the Predecessor
Fund which had a contractual expense limitation of 0.65% until January 11, 2024. Effective January 12,
2024, the contractual expense limitation changed to 0.55% for its Institutional Class.

(l)	Year ended October 31.
(m)	Period from November 1, 2023 to August 31, 2024.
(n)	Effective April 1, 2025, the contractual expense limitation changed to 0.64%.
(o)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Option Strategy ETF and Small-Mid Cap ETF retains NBIA as its administrator under an Administration Agreement. The administration fee was assessed at the class level prior to October 24, 2022 for Commodity Strategy ETF, October 16, 2023 for China Equity ETF and January 29, 2024 for Option Strategy ETF and each share class of the Predecessor Funds, as applicable, paid NBIA monthly an annual administration fee equal to the following: 0.26% for each of Class A and Class C; 0.15% for Institutional Class; 0.05% for Class R6, each as a percentage of its average daily net assets. Effective October 24, 2022 for Commodity Strategy ETF, October 16, 2023 for China Equity ETF and January 29, 2024 for Option Strategy ETF, after the Reorganizations, each New Fund pays NBIA monthly a fee at the annual rate of 0.09% of the respective Fund's average daily net assets. Core Equity ETF, Growth ETF, Japan Equity ETF and Small-Mid Cap ETF each pay NBIA monthly a fee at the annual rate of 0.09% of the respective Fund's average daily net assets. Under the Administration Agreement, the CS Subsidiary does not pay an annual administration fee.
Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except China Equity ETF, Commodity Strategy ETF, and Option Strategy ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.
For the six months ended February 28, 2025, China Equity ETF recorded a capital contribution from Management in the amount of $3,342. This amount was paid in connection with losses incurred in the execution of a trade.
Note C—Securities Transactions:
During the six months ended February 28, 2025, there were purchase and sale transactions of long-term securities and in-kind capital share transactions as follows:
	Transactions of Long-Term Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
China Equity ETF	$3,983,963	$4,039,120	$—	$—
Commodity Strategy ETF	84,532,494	94,596,132	—	—
Core Equity ETF	57,764,333	58,008,792	38,529,962	2,597,252
Disrupters ETF	4,880,093	4,774,518	3,783,589	—
Growth ETF	1,323,586	1,371,367	10,199,063	—
Japan Equity ETF	5,910,729	5,715,895	19,712,585	—
Next Generation Connected Consumer ETF	799,607	852,370	527,039	—

	Transactions of Long-Term Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Option Strategy ETF(a)	$339,736,907	$192,086,050	$—	$—
Small-Mid Cap ETF	39,358,496	39,488,926	30,807,268	1,272,306

(a)	Includes purchases and sales of U.S. Government and Agency Obligations of $153,469,457 and $9,979,688, respectively.
During the six months ended February 28, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.
Share activity for the six months ended February 28, 2025, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
China Equity ETF	—	—	—	—
Commodity Strategy ETF	875,000	—	(2,475,000)	(1,600,000)
Core Equity ETF	1,450,000	—	(125,000)	1,325,000
Disrupters ETF	125,000	—	—	125,000
Growth ETF(a)	425,001	—	—	425,001
Japan Equity ETF(b)	825,001	—	—	825,001
Next Generation Connected Consumer ETF	25,000	—	—	25,000
Option Strategy ETF	2,375,000	—	(1,550,000)	825,000
Small-Mid Cap ETF	1,200,000	—	(50,000)	1,150,000

(a)	Period from December 18, 2024 (Commencement of Operations) to February 28, 2025.
(b)	Period from September 11, 2024 (Commencement of Operations) to February 28, 2025.

Share activity for the year ended August 31, 2024, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
China Equity ETF(a)	175,001	—	(3,757)	171,244
Commodity Strategy ETF	2,825,000	—	(4,150,000)	(1,325,000)
Core Equity ETF(b)	8,675,001	—	—	8,675,001
Disrupters ETF	250,000	—	(75,000)	175,000
Next Generation Connected Consumer ETF	—	—	—	—
Option Strategy ETF(c)(d)	16,610,726	197,922	(30,204,430)	(13,395,782)
Small-Mid Cap ETF(e)	7,575,001	—	—	7,575,001

(a)	After the close of business on October 13, 2023, the Predecessor Fund was reorganized into China Equity ETF. The share activities disclosed include those of the Predecessor Fund's Institutional Class.
(b)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(c)
Share activity is for the period from November 1, 2023 to August 31, 2024. The share activities disclosed include those of the Predecessor Fund's Institutional Class and Class R6 shares sold of 14,560,725 and
36,668, shares issued on reinvestment of dividends and distributions of 197,922 and 80,498, shares redeemed of 26,254,430 and 14,252,049, respectively.

(d)	After the close of business on January 26, 2024, the Predecessor Fund was reorganized into Option Strategy ETF.
(e)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
Share activity for the year ended October 31, 2023, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Option Strategy ETF(a)	14,875,351 (b)	2,707,514 (c)	(19,903,238)(d)	(2,320,373)

(a)	Share activities disclosed are that of the respective Predecessor Funds.
(b)	Includes shares of Institutional Class 8,759,802, Class A 334,268, Class C 12,016 and Class R6 5,769,265.
(c)	Includes shares of Institutional Class 1,787,154, Class A 25,061, Class C 3,718 and Class R6 891,581.
(d)	Includes shares of Institutional Class (9,654,329), Class A (886,246), Class C (147,978) and Class R6 (9,214,685).
The dollar amounts disclosed in the Statements of Changes and referenced in footnote (b) following the Statements of Changes are the totals from fund share transactions of the Institutional Class shares, Class A shares, and Class C shares of the Predecessor Fund of China Equity ETF. The dollar amounts disclosed in the Statements of Changes and referenced in footnote (c) following the Statements of Changes are the totals from fund share transactions of the Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund of Option Strategy ETF:
	For theYear Ended August 31, 2024
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
China Equity ETF
Institutional Class	$4,190,902	$—	$(93,466)	$4,097,436
Class A	—	—	—	—
Class C	—	—	—	—
Option Strategy ETF
Institutional Class	213,019,464	2,159,325	(123,920,246)	91,258,543 (a)
Class A	—	—	—	—
Class C	—	—	—	—
Class R6	394,003	879,034	(156,311,519)	(155,038,482)(b)

	For the Year Ended October 31, 2023
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
Option Strategy ETF
Institutional Class	$92,467,048	$18,657,876	$(100,698,979)	$10,425,945
Class A	3,530,220	260,171	(9,670,216)	(5,879,825)
Class C	120,653	37,371	(1,548,537)	(1,390,513)
Class R6	60,530,697	9,307,299	(97,343,754)	(27,505,758)

(a)	Period from November 1, 2023 to August 31, 2024.
(b)	Period from November 1, 2023 to January 12, 2024.
A standard creation or redemption transaction fee is imposed to offset transfer and other costs associated with the issuance and redemption of Creation Units and is charged to the Authorized Participant and paid directly to State Street Bank and Trust Company, which serves as the transfer agent. The Authorized Participant may also be required to pay a variable transaction fee to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses with respect to transactions in Creation Units for cash, which are treated as increases in capital. These variable fees, if any, are reflected in "Proceeds from shares sold" in the Statements of Changes in Net Assets.
Note E—Line of Credit:
At February 28, 2025, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund (for each of Disrupters ETF and Next Generation Connected Consumer ETF, the pro rata share of the commitment fee and any other Credit Facility cost shared by the participants are covered under the investment management fee described further in Note B). Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at February 28, 2025.
During the six months ended February 28, 2025, no Fund utilized the Credit Facility.
Note F—Subsequent Event:
On March 27, 2025, the Boards of Trustees of the Neuberger Berman Equity Funds and the Neuberger Berman ETF Trust approved the proposed reorganization of Neuberger Berman Dividend Growth Fund (the "Merging Fund") into Core Equity ETF (the "Acquiring ETF") (the "Merger"). The Merger is subject to approval by the shareholders of the Merging Fund (the "Merging Fund Shareholders") and Merging Fund Shareholders will be asked to vote on the Merger at a shareholder meeting that is anticipated to be held during the third quarter of 2025. If approved by shareholders, upon completion of the Merger, Merging Fund Shareholders will become shareholders of the Acquiring ETF, which is an exchange-traded fund, commonly referred to as an "ETF." The Acquiring ETF shares currently are listed for trading on NYSE Arca, Inc.
It is anticipated that the Merger will qualify as a tax-free reorganization for federal income tax purposes. Additional and important details about the Merger will be described in a combined proxy statement/prospectus, which is anticipated to be available in May 2025 on the SEC's website at www.sec.gov.
Note G—Change in Fiscal Year End:
On June 29, 2023, the Neuberger Berman Alternative Funds' Board of Trustees approved a change in fiscal year end from October 31 to August 31 for the Option Strategy ETF Predecessor Fund. This change was effective beginning with the prior fiscal period, November 1, 2023.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
China Equity ETF[d]

2/28/2025 (Unaudited)	$22.43	$0.06	$3.92	$3.98	$(0.29)	$—	$—
8/31/2024	$25.44	$0.54	$(3.55)	$(3.01)	$—	$—	$—
8/31/2023[i]	$30.58	$(0.11)	$(4.78)	$(4.89)	$(0.25)	$—	$(0.00)
8/31/2022[i]	$45.64	$0.21	$(12.73)	$(12.52)	$(0.32)	$(2.22)	$—
8/31/2021[i]	$40.43	$0.32	$5.14	$5.46	$(0.25)	$—	$—
8/31/2020[i]	$32.65	$0.21	$7.89	$8.10	$(0.32)	$—	$—

Commodity Strategy ETF[k,l]

2/28/2025 (Unaudited)	$21.11	$0.46	$1.29	$1.75	$(1.09)	$—	$—
8/31/2024	$22.68	$1.06	$(1.73)	$(0.67)	$(0.90)	$—	$—
8/31/2023	$25.91	$0.86	$(1.02)	$(0.16)	$(3.07)	$—	$—
Period from 11/1/2021 to 8/31/2022[m,n]	$34.57	$0.04	$2.65	$2.69	$(11.35)	$—	$—
10/31/2021	$22.52	$(0.09)	$12.27	$12.18	$(0.13)	$—	$—
10/31/2020	$26.60	$0.18	$(3.82)	$(3.64)	$(0.44)	$—	$—
10/31/2019	$27.44	$0.53	$(0.71)	$(0.18)	$(0.66)	$(0.00)	$—

Core Equity ETF

2/28/2025 (Unaudited)	$26.05	$0.13	$1.28	$1.41	$(0.11)	$(0.02)	$—
Period from 7/31/2024[q] to 8/31/2024	$25.49	$0.03	$0.53	$0.56	$—	$—	$—

Disrupters ETF

2/28/2025 (Unaudited)	$29.61	$0.02	$0.49	$0.51	$—	$—	$—
8/31/2024	$23.27	$(0.04)	$6.38	$6.34	$—	$—	$—
8/31/2023	$19.43	$(0.05)	$3.89	$3.84	$—	$—	$—
Period from 4/6/2022[q] to 8/31/2022	$24.02	$(0.01)	$(4.58)	$(4.59)	$—	$—	$—

Growth ETF

Period from 12/18/2024[q] to 2/28/2025 (Unaudited)	$24.23	$0.01	$(0.04)	$(0.03)	$—	$—	$—

Japan Equity ETF

Period from 9/11/2024[q] to 2/28/2025 (Unaudited)	$25.00	$0.16	$(0.62)	$(0.46)	$(0.18)	$—	$—
See Notes to Financial Highlights

Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.29)	$0.01	$26.13	17.87%[e,f]	$6.2	5.24%[g]	0.74%[g]	0.45%[g]	69%[e]
$—	$—	$22.43	(11.84)%[h]	$5.3	7.20%	0.77%	2.30%	231%
$(0.25)	$—	$25.44	(16.10)%	$1.7	2.79%	1.51%[j]	(0.38)%	45%
$(2.54)	$—	$30.58	(28.71)%	$32.4	1.91%	1.51%	0.55%	53%
$(0.25)	$—	$45.64	13.54%	$61.3	1.80%	1.51%	0.66%	81%
$(0.32)	$—	$40.43	24.93%	$52.3	1.81%	1.51%	0.64%	82%

$(1.09)	$—	$21.77	8.60%[e]	$200.1	0.78%[g]	0.64%[g]	4.29%[g]	68%[e]
$(0.90)	$—	$21.11	(2.88)%	$227.7	0.76%	0.65%	4.87%	83%
$(3.07)	$—	$22.68	0.25%	$274.7	0.77%	0.66%	3.84%	61%
$(11.35)	$—	$25.91	13.67%[e]	$209.5	0.92%[g]	0.73%[g]	0.22%[g]	57%[e]
$(0.13)	$—	$34.57	54.44%[h]	$147.4	0.99%	0.74%	(0.36)%	56%
$(0.44)	$—	$22.52	(13.98)%	$89.4	0.99%	0.74%	0.74%	109%
$(0.66)	$—	$26.60	(0.41)%	$145.3	0.96%	0.74%	1.99%	88%

$(0.13)	$—	$27.33	5.42%[e]	$273.3	0.55%[g,o]	0.29%[g]	0.99%[g]	23%[e,p]
$—	$—	$26.05	2.18%[e]	$226.0	0.83%[g,o]	0.29%[g]	1.36%[g]	5%[e,p]

$—	$—	$30.12	1.70%[e]	$23.5	0.65%[g]	0.55%[g]	0.12%[g]	23%[e,p]
$—	$—	$29.61	27.26%	$19.4	0.65%	0.55%	(0.13)%	49%[p]
$—	$—	$23.27	19.77%	$11.1	0.65%	0.55%	(0.23)%	31%[p]
$—	$—	$19.43	(19.10)%[e]	$5.4	0.65%[g]	0.55%[g]	(0.17)%[g]	9%[e,p]

$—	$—	$24.20	(0.13)%[e]	$10.3	3.86%[g,o]	0.43%[g]	0.21%[g]	13%[e,p]

$(0.18)	$—	$24.36	(1.83)%[e]	$20.1	3.02%[g,o]	0.49%[g]	1.43%[g]	34%[e,p]

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Next Generation Connected Consumer ETF

2/28/2025 (Unaudited)	$22.98	$0.08	$3.37	$3.45	$(0.19)	$—	$—
8/31/2024	$21.58	$0.17	$1.36	$1.53	$(0.13)	$—	$—
8/31/2023	$19.11	$0.12	$2.37	$2.49	$(0.02)	$—	$—
Period from 4/6/2022[q] to 8/31/2022	$24.16	$0.02	$(5.07)	$(5.05)	$—	$—	$—

Option Strategy ETF[r]

2/28/2025 (Unaudited)	$26.15	$0.53	$1.05	$1.58	$(1.24)	$—	$—
Period from 11/1/2023 to 8/31/2024[s]	$24.04	$1.01	$2.31	$3.32	$(0.94)	$—	$(0.27)
10/31/2023[t]	$22.91	$1.33	$1.27	$2.60	$(1.45)	$—	$(0.02)
10/31/2022[t]	$31.77	$0.73	$(3.69)	$(2.96)	$(0.64)	$(5.26)	$—
10/31/2021[t]	$25.09	$0.02	$6.71	$6.73	$(0.03)	$(0.02)	$—
10/31/2020[t]	$25.90	$0.32	$0.23	$0.55	$(0.37)	$(0.99)	$—
10/31/2019[t]	$24.45	$0.41	$1.52	$1.93	$(0.48)	$—	$—

Small-Mid Cap ETF

2/28/2025 (Unaudited)	$26.21	$0.04	$(1.08)	$(1.04)	$(0.06)	$—	$—
Period from 3/20/2024[q] to 8/31/2024	$25.21	$0.03	$0.97	$1.00	$—	$—	$—
See Notes to Financial Highlights

Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.19)	$—	$26.24	15.08%[e]	$7.2	0.65%[g]	0.55%[g]	0.66%[g]	13%[e,p]
$(0.13)	$—	$22.98	7.07%	$5.7	0.65%	0.55%	0.76%	34%
$(0.02)	$—	$21.58	13.08%	$5.4	0.65%	0.55%	0.59%	44%
$—	$—	$19.11	(20.92)%[e]	$4.8	0.65%[g]	0.55%[g]	0.23%[g]	28%[e,p]

$(1.24)	$—	$26.49	6.19%[e]	$469.6	0.57%[g]	0.55%[g]	4.05%[g]	54%[e]
$(1.21)	$—	$26.15	14.02%[e]	$442.0	0.62%[g]	0.57%[g]	4.38%[g]	39%[e]
$(1.47)	$—	$24.04	11.53%	$317.1	0.70%	0.65%	5.49%	19%
$(5.90)	$—	$22.91	(11.22)%	$293.4	0.70%	0.65%	2.87%	43%
$(0.05)	$—	$31.77	26.82%	$287.2	0.69%	0.65%	0.09%	38%
$(1.36)	$—	$25.09	2.22%	$235.6	0.74%	0.65%	1.31%	41%
$(0.48)	$—	$25.90	7.99%	$236.8	0.76%	0.65%	1.65%	31%

$(0.06)	$—	$25.11	(3.97)%[e]	$219.1	0.85%[g]	0.73%[g]	0.29%[g]	19%[e,p]
$—	$—	$26.21	3.95%[e]	$198.5	0.92%[g,o]	0.73%[g]	0.26%[g]	12%[e,p]

Notes to Financial Highlights (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Core Equity ETF, Disrupters
ETF, Growth ETF, Japan Equity ETF, Next Generation Connected Consumer ETF and Small-Mid Cap ETF, has a
limited performance history that should not be relied on. Past performance, particularly for brief periods of time, are not indicative of future returns. Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
d	Financial highlights prior to the close of business on October 13, 2023 are of the Predecessor Fund.
e	Not annualized.
f	Had China Equity ETF not received the voluntary contribution, the total return based on per share NAV for the six months ended February 28, 2025 would have been 17.87%
g	Annualized.
h
The class action proceeds received in 2024 had no impact on the Fund's total return for the year ended
August 31, 2024. The class action proceeds received in 2021 had no impact on the Fund's total return for the year ended October 31, 2021.

i
After the close of business on October 6, 2023, the Predecessor Fund’s Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.2842 (old to new) for Greater China Equity Fund.
The per share data presented here has been retroactively adjusted to reflect this split.

j
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by China Equity ETF (2023) and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had China Equity ETF not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended August 31,
2023
China Equity ETF(1)	1.51%

(1) Amounts disclosed are that of the respective Predecessor Fund.

k	Financial highlights prior to the close of business on October 21, 2022 are of the Predecessor Fund.
l	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
m
After the close of business on October 14, 2022, the Predecessor Fund's Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.2256 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

n	The Predecessor Fund has changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2021 to August 31, 2022.
o	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Notes to Financial Highlights (Unaudited)  (cont’d)
p	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Six Months Ended February 28,	Year Ended August 31,
	2025	2024	2023	2022
Core Equity ETF	24%	5% (1)	—	—
Disrupters ETF	23%	64%	132%	9% (2)
Growth ETF	13% (3)	—	—	—
Japan Equity ETF	34% (4)	—	—	—
Next Generation Connected Consumer ETF	13%	—	—	31% (2)
Small-Mid Cap ETF	20%	12% (5)	—	—

(1) Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(2) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.
(3) Period from December 18, 2024 (Commencement of Operations) to February 28, 2025.
(4) Period from September 11, 2024 (Commencement of Operations) to February 28, 2025.
(5) Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.

q	The date investment operations commenced.
r	Financial highlights prior to the close of business on January 26, 2024 are of the Predecessor Fund.
s	The Predecessor Fund has changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2023 to August 31, 2024.
t
After the close of business on January 19, 2024, the Predecessor Fund’s Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.4356 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC*
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
* Administrator to all Funds, except Disrupters ETF and Next Generation Connected Consumer ETF.
For Shareholders, address correspondence to:
Neuberger Berman Funds
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Board Consideration of the Management Agreements
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman ETF Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreements with Management (the "Agreements") with respect to Next Generation Connected Consumer ETF ("Next Generation Connected Consumer"), Neuberger Berman Disrupters ETF ("Disrupters" and together with Next Generation Connected Consumer, the "Thematic Funds"), and Neuberger Berman Commodity Strategy ETF ("Commodity Strategy"), Neuberger Berman China Equity ETF ("China Equity"), and Neuberger Berman Option Strategy ETF ("Option Strategy" and together with Commodity Strategy, and China Equity, the "Traditional Fee ETFs" and together with the Thematic Funds, the "Funds").  Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management (“Independent Counsel”). At a meeting held on September 26, 2024, the Board, including the Independent Fund Trustees, approved the continuation of the Agreements for each Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with each Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with each Fund.
In evaluating the Agreements with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Funds. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered each Fund’s investment management agreement separately from those of the other Funds.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to each Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management  who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions, and reviewed the quality of the execution services that Management had provided. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Funds’ investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Funds beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Funds, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Funds, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management. In this regard, the Board considered the business risks taken by Management to launch exchange-traded funds, such as the Thematic Funds, and to convert certain mutual funds to exchange-traded funds.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Funds’ various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Funds. The Board also considered the ability of Management to attract and retain qualified personnel to service the Funds and the ability to plan for succession.

Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared each Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered each Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems.
With respect to investment performance, the Board considered information regarding each Fund’s short-, intermediate- and long-term performance, as applicable, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of its Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). For those Funds that the Board identified as having underperformed their benchmark indices and/or Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with Management each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board also considered Management’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements notwithstanding a Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to the Expense Group provided by the consulting firm, as discussed above. The Board reviewed a comparison of each Fund’s management fee to its Expense Group.
The Board considered the Thematic Funds’ unitary fee structure, under which a Fund pays for the advisory and supervisory and administrative services it requires for one set fee. In return for this unitary fee, Management provides or obtains certain of the services necessary for fund operations including, but not limited to, investment advisory, custody, audit, administrative, compliance and recordkeeping services.
For the Traditional Fee ETFs, the Board also reviewed a comparison of a Fund’s total expense ratio against its Expense Group, noting that the comparative total expense ratio analysis includes, in a Fund’s management fee, the separate administrative fees paid to Management.  However, the Board noted the unitary fee structure of many of peer funds in a Fund’s Expense Group under which those funds pay for the advisory, supervisory, and administrative services for one set fee and noted the traditional fee structure of a Fund, consisting of separate management and administrative fees.  Accordingly, the Board considered a Fund’s total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the funds.
The Board compared each Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of that Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared each Fund’s total expenses to the total expenses of that Fund’s Expense Group. Where a Fund’s management fee or total expenses were relatively higher than the Expense Group, the Board considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s management fee or total expenses. The Board also noted that for some classes of certain Funds, the overall expense ratio is maintained through a contractual or voluntary fee cap and/or expense reimbursements by Management.
In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to that Fund, the Board reviewed specific data as to Management’s estimated profit or loss on each Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated profit or loss on each Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)  The Board considered the cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm the prior year to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profit or loss aligned with the consultant’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund. The Board recognized that Management and its affiliates should be entitled to earn a reasonable level of profits for services they provide to each Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, on each Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of any of the Funds. In the cases where such funds or separate accounts exist, the Board compared the fees charged to the respective Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, except other Neuberger Berman registered funds, were lower than the fee rates paid by the corresponding Funds, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation, sponsorship, and maintenance of the Funds.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to each Fund. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduce many Funds’ expenses at some or all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Fund’s assets decline.

The Board considered that the unitary fee provides benefits that are substantially similar to economies of scale because the Fund maintains the fixed unitary fee even if the Fund’s assets decline and/or operating costs increase.
The Trustees took into account that certain Funds do not have breakpoints in their fees. As to those Funds whose advisory fees do not have breakpoints, the Board discussed with Management the reasons why the Fund’s particular investment program was less likely than others to produce economies of scale. In addition, for Funds that do not have breakpoints, the Board considered that setting competitive fee rates and pricing a Fund to scale before it has actually experienced an increase in assets are other means of sharing potential economies of scale with shareholders. The Board also considered that Management has provided, at no added cost to the Funds, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders.
Fund-by-Fund Analysis
With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. The Performance Universes referenced in this section are those identified by the consulting firm, as discussed above, and the risk/return ratios referenced are the Sharpe and Information ratios provided by the consulting firm. With respect to performance quintile rankings for a Fund compared to its Performance Universe, the first quintile represents the highest (best) performance, and the fifth quintile represents the lowest performance. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for a Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses.  The Board reviewed the expense structures of all the other classes of shares of the Funds, some of which have higher fees and expenses that reflect their separate distribution and servicing arrangements and the differing needs of different investors. As a proxy for the class expense structure, the Board reviewed the expenses of each class for at least one Fund in the Trust in comparison to Expense Groups for those classes. The Board noted the effect of higher expenses on the performance of the other classes of shares.
• China Equity ETF— The Board considered that the Fund is the successor to the Neuberger Berman Greater China Equity Fund (the “Predecessor”) following the conversion of the Predecessor, an open-end mutual fund, to the Fund as an exchange-traded fund.  Performance information prior to October 13, 2023 is that of the Predecessor since the Fund had not commenced operations prior to that date.  The Board considered that based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3- and 5-year periods and higher for the 10-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-year period, the third quintile for the 3- and 5-year periods and the second quintile for the 10-year period.  The Board also took into account the differences between the Fund and the Predecessor related to their different principal investment strategies, benchmark index, and portfolio management teams. The Board also considered that as of July 2024, management of the Fund is under a new portfolio manager. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked third out of five funds, actual management fee net of fees waived by Management ranked first out of five funds and total expenses ranked second out of five funds.
• Commodity Strategy ETF— The Board considered that the Fund is the successor to the Neuberger Berman Commodity Strategy Fund (the "Predecessor") following the conversion of the Predecessor, an open-end mutual fund, to the Fund as an exchange-traded fund.  Performance information prior to October 21, 2022 is that of the Predecessor since the Fund had not commenced operations prior to that date.  The Board considered that based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1-, 3- and 5-year periods and second out of five funds for the 10-year period. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 5-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the third quintile of both its Morningstar and Lipper peer categories. In addition, the Board met with the portfolio management team in March 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile, actual management fee net of fees waived by Management ranked in the first quintile and total expenses ranked in the fourth quintile.
• Disrupters ETF— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-year period. The Board considered that the Fund had limited performance history as it was launched in March 2022 and also considered the market environment since inception. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the second quintile and actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
• Next Generation Connected Consumer ETF— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-year period. The Board considered that the Fund had limited performance history as it was launched in March 2022 and also considered the market environment since inception. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the first quintile and the actual management fee net of fees waived by Management ranked in the second quintile.
• Option Strategy ETF— The Board considered that the Fund is the successor to the Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the Predecessor”) following the conversion of the Predecessor, an open-end mutual fund, to the Fund as an exchange-traded fund.  Performance information prior to January 26, 2024 is that of the Predecessor since the Fund had not commenced operations prior to that date. The Board considered that based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3- and 5-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-, 3- and 5-year periods.  The Board also considered that for the 7-month period ending July 31, 2024, the Fund ranked in the third quintile of both its Morningstar and Lipper peer categories. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee rank first out of five funds and actual management fee net of fees waived by Management and total expenses each ranked second out of five funds.
Conclusions
In approving the continuation of the Agreements, the Board concluded that, in its business judgment, the terms of each Agreement are fair and reasonable to each Fund and that approval of the continuation of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of a Fund that underperformed relative to its Performance Universe, that the Board retained confidence in Management’s capabilities to manage each Fund; that each Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided;

and that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to each Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreements.
Neuberger Berman Growth ETF and Neuberger Berman Japan Equity ETF: Initial Board Consideration of the Management Agreement
Prior to approving the management agreement with Neuberger Berman Investment Advisers LLC ("Management") (the "Agreement") with respect to each of Neuberger Berman Growth ETF ("Growth ETF") and Neuberger Berman Japan Equity ETF ("Japan Equity ETF," collectively, the "Funds"), the Board of Trustees (the "Board") of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Management (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Fund Trustees"), evaluated the Agreement with respect to each Fund at its September 26, 2024 and June 27, 2024 meetings, respectively.  Throughout the process, the Independent Fund Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel").
In evaluating the Agreement with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed materials provided by Management and met with senior representatives of Management regarding its personnel, operations, and financial condition as they relate to each Fund.
In connection with its deliberations on the Agreement with respect to each Fund, the Board also considered the broad range of information relevant to the Agreement that is provided to the Board (including their various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for series of other funds managed by Management ("NB Funds").  The Board established the Contract Review Committee, which is comprised of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review.  The Board has also established other committees that focus throughout the year on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review.  Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of a contract review process.
The Independent Fund Trustees receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of the Agreement.  During the course of their deliberations regarding their review of the Agreement, the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
In connection with its approval of the Agreement with respect to each Fund, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to each Fund and whether the Agreement was in the best interests of each Fund and its shareholders.  The Board considered all factors it deemed relevant with respect to each Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided by Management; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as each Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of each Fund’s shareholders.  The Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board.  This description is not intended to include all of the factors considered by the Board.  The Board members did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.  Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time.  The Board focused on the costs and benefits of the Agreement to each Fund and, through each Fund, its shareholders.
With respect to the nature, extent and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who would perform services for each Fund.  The Board also considered historical composite performance of similar accounts managed by each Fund’s portfolio management team.  The Board noted that Management also would provide certain administrative services, including fund accounting and compliance services.  The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions for each Fund, and reviewed the quality of the execution services that Management had provided to other NB Funds.  Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between a fund’s investments and those of other funds or accounts managed by Management.  The Board noted the extensive range of services that Management will provide to each Fund beyond the investment management services.  The Board noted that Management will also be responsible for monitoring compliance with each Fund’s investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators.  The Board considered that Management will assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for each Fund, for which it is entitled to reasonable compensation.  The Board also considered that Management’s responsibilities will include continual management of investment, operational, cybersecurity, enterprise, legal, regulatory and compliance risks as they relate to each Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.  In addition, the Board also noted that when Management launches a new fund, it assumes entrepreneurial risk with respect to that fund, and that some funds have liquidated without ever having been profitable to Management.
The Board also noted that each Fund would use the same service providers as the other series of the Trust and considered its review and evaluation, in its capacity as the Board, of Management’s activities to oversee the various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters.  The Board also considered Management’s ongoing development of its own infrastructure and information technology that will support each Fund through, among other things, cybersecurity, business continuity planning, and risk management.  In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management.  The Board also considered the general structure of the portfolio managers’ compensation for each Fund, and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of each Fund that they manage.  The Board also considered the ability of Management to attract and retain qualified personnel to service each Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year for the NB Funds, some of them a result of developments in the broader fund industry or the regulations governing it.  In addition, the Board considered actions taken by Management, on behalf of the NB Funds, in response to market conditions over the past year and considered the overall performance of Management in this context.
With respect to the overall fairness of the Agreement, the Board considered each Fund’s proposed fee structure and anticipated total expense ratios under the Agreement as compared to a peer group of funds having comparable investment programs.  In addition, the Board considered that Management is proposing to institute a one-year contractual waiver of the Growth ETF’s investment advisory fee of 13 basis points and a corresponding reduction of 13 basis points in the Fund’s proposed contractual expense limitation, and a one-year contractual waiver of Japan Equity ETF’s investment advisory fee of 20 basis points and a corresponding reduction of 20 basis points in the Fund’s proposed contractual expense limitation.  The Board considered that relative to its peer group of active funds, the Growth ETF’s proposed management fee and anticipated total expense ratio, after the application of the fee waiver and contractual expense limitation after the first year, and after the application of the contractual expense limitation in the years that follow, were lower than the median management fee rate and total expense ratio.  As compared to its peer group of active funds, the Japan Equity ETF’s proposed management fee and anticipated total expense ratio, after the application of the fee waiver and contractual expense limitation after the first year, and after the application of the contractual expense limitation in the years that follow, were lower than the median management fee rate and total expense ratio. With respect to the Japan Equity ETF, the Board took into account the challenges associated with identifying an appropriate peer group. The Board also considered each Fund's proposed management fee and anticipated total expense ratio as compared to a broader peer group of exchange-traded funds that included both active and passive exchange-traded funds.
The Board also considered other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of the Funds, and compared the fees charged to the respective Fund to the fees charged to such comparable funds and/or separate accounts.  The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided.  The Board noted that the rates of fees paid by such accounts were higher than the fee rates paid by the corresponding Fund both after the first year and the years that follow.
The Board considered that each Fund’s management fee includes separate advisory and administrative fees paid to Management whereas many exchange-traded funds in the industry utilize a unitary fee structure, under which those funds pay for the advisory, supervisory, and administrative services for one set fee.  Accordingly, the Board considered each Fund’s total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the Funds and the funds in the peer group.
The Board also considered the proposed contractual expense limitation and management fee waiver for each Fund.  The Board considered that each Fund’s fee structure does not provide for a reduction of payments resulting from the use of breakpoints, and concluded that the fee structure was reasonable based in part on the nature of each Fund and its investment strategy, in part based on the proposed expense limitation and management fee waiver for each Fund, and the observation that each Fund was priced to scale – that is, the projected expense ratios for each Fund were comparable to those of much larger funds.  The Board also considered the projected profitability for each Fund provided by Management and any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund.  The Board concluded that the benefits expected to accrue to Management and its affiliates by virtue of their relationship to each Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to each Fund.
Conclusions
In approving the Agreement for each Fund, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to each Fund and that approval of the Agreement is in the best interests of each Fund and its shareholders.  In reaching this determination, the Board considered that Management could be expected to provide a high level of service to each Fund; that each Fund’s proposed fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided; and that the benefits expected to accrue to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to each Fund.

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Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Y0034  04/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund’s Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)   Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman ETF Trust

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: May 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: May 1, 2025

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: May 1, 2025